UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number:  811-01597

                               STEWARD FUNDS, INC.
               (Exact name of registrant as specified in charter)

                                3435 STELZER ROAD
                                COLUMBUS, OHIO 43219
         (Address of principal executive offices)            (Zip code)

                                BISYS FUND SERVICES
                                3435 STELZER ROAD
                                COLUMBUS, OHIO 43219
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-262-6631

       Date of fiscal year end: APRIL 30, 2005

       Date of reporting period: APRIL 30, 2005

    Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. [section] 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

        Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

   April 30, 2005

                                  ANNUAL REPORT

                       STEWARD FUNDS, INC.
                       ---------------------------------------------------------
                       MANAGING WEALTH, PROTECTING VALUES

                          STEWARD DOMESTIC ALL-CAP EQUITY FUND

                          STEWARD SELECT BOND FUND

                          [LOGO OF STEWARD MUTUAL FUNDS]
                          STEWARD(SM) MUTUAL FUNDS

                                                                   STEWARD FUNDS

Dear Shareholder:

We are pleased to present the annual report for the Steward Domestic All-Cap Equity Fund and Steward Select Bond Fund for the period ended April 30, 2005.

EQUITY MARKET OVERVIEW

The equity market rose modestly since the Fund commenced operations on October 1, 2004. The primary economic story for the period has to be the price of oil, which temporarily passed the $55 high set last October. This situation will need to be monitored closely going forward as higher prices place a drag on economic growth. Even though oil prices have risen sharply, in inflation adjusted terms, the crude prices would need to rise to $80 per barrel to match the levels seen in 1980. Currently, the economy hasn't shown much weakness as consumer spending has risen for three consecutive months and capital spending has risen faster than anticipated. Employment numbers for April added a robust 274,000 new jobs indicating a more optimistic outlook by U.S. companies.

PERFORMANCE

For the period ended April 30, 2005, the Steward Domestic All-Cap Equity Fund returned 2.26% for the Individual class shares and 2.37% for the Institutional Class shares. The Fund commenced operations and then became invested on October 1, 2004. The return for the S&P Supercomposite 1500 for the same period was 3.13%. The individual index component returns were: 2.94% for the S&P 500, 5.51% for the S&P Mid Cap 400 and 1.78% for the S&P Small Cap 600. The Funds overweighting in the S&P Small Cap 600 relative to the S&P Supercomposite 1500 contributed to the slight underperformance. Please keep in mind that past performance is no guarantee of future results and the investment return of the Steward Domestic All-Cap Equity Fund will fluctuate.

Performance was also affected by the socially responsible investment policies of the Fund which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. The overall impact of the socially responsible policies of the Fund was negative for the period. Various alcohol restricted securities such as Brown-Forman Corp. and Constellation Brands, Inc. substantially outperformed the Index with returns of 22.41% and 33.31% respectively. The S&P Supercomposite 1500 Casinos and Gaming Index also outperformed with a more modest return of 6.00%. The largest negative impact on the Fund resulted from the tobacco restriction. The S&P Supercomposite 1500 Tobacco Index returned an astounding 35.43% for the period. Compensating for a specific industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

FIXED INCOME MARKET OVERVIEW

The U.S. credit markets have undergone an unusual combination of changes since the fund commenced operations on October 1, 2004. The yields on investments with shorter maturities, i.e. three months to three years, have risen steadily in sympathy with the Federal Reserve Board's well-advertised monetary policy of shorter-term interest rate hikes. During the same six-month period, longer-term market yields, especially those of investments with ten to thirty-year maturities, have surprisingly declined. The result has been a flattening of the yield curve where little difference exists between fixed income investments of all maturities.

In the present environment, the Steward Select Bond Fund's manager has opted to keep the fund fully invested in a full range of available bond market sectors, including mortgage backed securities as well as U.S. Agency debentures that include call and step-up provisions. These issues add yield to the portfolio beyond traditional fixed income investments. The Fund's portfolio also includes floating rate securities that will change coupons over the different maturities as different indices reflect changing economic conditions.

PERFORMANCE

For the period ended April 30, 2005, the Steward Select Bond Fund returned 0.14% for the Individual class shares and 0.25% for the Institutional class shares. For comparison, the Lehman Brothers Aggregate Index returned 1.83 (see performance chart on the following page). Please keep in mind that past performance is no guarantee of future results and the investment return of the Steward Select Bond Fund will fluctuate.

The performance over the abbreviated initial accounting period (October 1, 2004
- April 30, 3005) was negatively impacted by the cost associated with the initial funding of its portfolio, along with the high initial period expense ratio. Looking forward we believe that the Steward Select Bond Fund's performance will more closely reflect the underlying factors in the US fixed income environment.

We sincerely appreciate your trust and confidence in us and look forward to continuing our relationship with you for many years to come.

Sincerely,

/s/Edward L. Jaroski                          /s/Dan E. Watson

Edward L. Jaroski                             Dan E. Watson
President and Chairman of the Board           Executive Vice President

STEWARD FUNDS, INC.
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE STEWARD DOMESTIC ALL-CAP EQUITY FUND AND THE S&P SUPERCOMPOSITE 1500 INDEX.*

           [CHART OF AVERAGE ANNUAL TOTAL RETURN AS OF APRIL 30, 2005]

            S&P Supercomposite       Steward Domestic         Steward Domestic
                1500 TR(c)        All-Cap (Institutional)    All-Cap (Individual)
 9/1/2004       $10,000.00              $10,000.00                $10,000.00
10/1/2004         10154.67                9,928.00                  9,932.00
11/1/2004         10599.59               10,452.00                 10,456.00
12/1/2004         10961.95               10,785.98                 10,780.96
 1/1/2005         10694.49               10,516.93                 10,516.05
 2/1/2005         10934.09               10,785.98                 10,780.96
 3/1/2005         10742.92               10,582.69                 10,574.80
 4/1/2005         10485.31               10,237.03                 10,225.83

                 Average Annual Total Return as of April 30, 2005

                                   [END CHART]

                        Individual Class      Institutional Class
                        ----------------      -------------------
Inception to Date            2.26%                   2.37%

         The Steward Domestic All-Cap Equity Fund commenced operations on October 1, 2004. Past performance is not predicative of future performance. The above graph and table do not reflect the deduction of any taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

* The Standard & Poor's 1500 Supercomposite Index is a broad-based capitalization- weighted index of 1500 U.S. companies and is comprised of the S&P 400, S&P 500, and the S&P 600.

         The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Steward Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any. All market indices are unmanaged. It is not possible to invest directly in any index.

[PIE CHART OF SECTOR WEIGHTINGS AS APRIL 30, 2005]

        SECTOR WEIGHTINGS AS APRIL 30, 2005

Financials                            18.7%
Information Technology                14.4%
Industrials                           13.9%
Health Care                           13.4%
Consumer Discretionary                12.6%
Energy                                8.56%
Consumer Staples                      6.78%
Utilities                              5.0%
Materials                              4.2%
Telecommunication Services             2.0%

         % OF TOTAL PORTFOLIO INVESTMENTS

                  [END OF CHART]

STEWARD FUNDS, INC.
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE STEWARD SELECT BOND FUND AND THE LEHMAN BROTHERS AGGREGATE BOND.*

           [CHART OF AVERAGE ANNUAL TOTAL RETURN AS OF APRIL 30, 2005]

            LB Aggregate Bond          Steward Select           Steward Select
                TR (Index)          Bond (Institutional)        Bond (Individual)
 9/1/2004      $10,000.00                $10,000.00                 $10,000.00
10/1/2004       10,084.00                 10,024.00                  10,004.00
11/1/2004        10003.33                  9,932.00                   9,923.97
12/1/2004        10095.36                 10,000.13                   9,995.42
 1/1/2005        10158.96                 10,024.30                  10,015.41
 2/1/2005        10099.02                  9,959.86                   9,943.30
 3/1/2005        10047.52                  9,898.94                   9,908.50
 4/1/2005        10183.16                 10,024.60                  10,013.53

                 Average Annual Total Return as of April 30, 2005

                                   [END CHART]

                        Individual Class      Institutional Class
                        ----------------      -------------------
Inception to Date            0.14%                   0.25%

         The Steward Select Bond Fund commenced operations on October 1, 2004. Past performance is not predicative of future performance. The above graph and table do not reflect the deduction of any taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

* Lehman Brothers Aggregate Bond Index: An index, with income reinvested, representative of securities from Lehman Brothers Government/Corporate Bond, Mortgage-Backed Securities, and the Asset-Backed Securities Indexes. The index is unmanaged and can not be invested in directly.

         The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Steward Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any. All market indices are unmanaged. It is not possible to invest directly in any index.

[PIE CHART OF SECTOR WEIGHTINGS AS APRIL 30, 2005]

        SECTOR WEIGHTINGS AS APRIL 30, 2005

Mortgages                             31.2%
U.S. Treasuries                       22.8%
Government Agencies                   22.0%
Corporate Bonds                       19.4%
Short-Term                             4.6%

         % OF TOTAL PORTFOLIO INVESTMENTS

                  [END OF CHART]

STEWARD FUNDS, INC.
INDUSTRY SECTOR DIVERSIFICATION - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Domestic All-Cap Equity Fund investments by Industry.

INDUSTRY DIVERSIFICATION                          PERCENT*
                                                  --------
Aerospace & Defense                                   1.8%
Air Freight & Logistics                               0.9
Airlines                                              0.2
Auto Components                                       0.4
Automobiles                                           0.4
Beverages                                             1.2
Biotechnology                                         1.5
Building Products                                     0.5
Capital Markets                                       2.4
Chemicals                                             1.9
Commercial Banks                                      4.1
Commercial Services & Supplies                        3.6
Communications Equipment                              1.9
Computers & Peripherals                               2.5
Construction & Engineering                            0.3
Construction Materials                                0.3
Consumer Finance                                      1.6
Containers & Packaging                                0.4
Distributors                                          0.1
Diversified Financial Services                        3.8
Diversified Telecommunication Services                1.8
Electric Utilities                                    3.1
Electrical Equipment                                  1.0
Electronic Equipment & Instruments                    1.8
Energy Equipment & Services                           2.2
Food & Staples Retailing                              1.1
Food Products                                         1.6
Gas Utilities                                         1.2
Health Care Equipment & Supplies                      3.7
Health Care Providers & Services                      3.4
Hotels, Restaurants & Leisure                         1.7
Household Durables                                    2.2
Household Products                                    1.2
Industrial Conglomerates                              3.1
Insurance                                             4.4
Internet & Catalog Retail                             0.1
Internet Software & Services                          0.4
IT Services                                           0.6
Leisure Equipment & Products                          0.5
Machinery                                             2.6
Marine                                                0.1
Media                                                 1.9
Metals & Mining                                       1.1
Multi-Utilities                                       0.6
Multiline Retail                                      2.1
Office Electronics                                    0.2
Oil, Gas & Consumable Fuels                           5.5
Paper & Forest Products                               0.6
Personal Products                                     0.5
Pharmaceuticals                                       4.1
Real Estate                                           1.9
Road & Rail                                           1.0
Semiconductors & Semiconductor Equipment              2.9
Short-Term Investments                                0.0
Software                                              3.7
Specialty Retail                                      4.0
Textiles Apparel & Luxury Goods                       0.7
Thrifts & Mortgage Finance                            1.0
Trading Companies & Distributors                      0.2
Water Utilities                                       0.1
Wireless Telecommunication Services                   0.3
                                                    -----
   Total Investments                                100.0%
                                                    =====

*Percentages indicated are based on total investments as of April 30, 2005.

STEWARD FUNDS, INC.
INDUSTRY SECTOR DIVERSIFICATION - APRIL 30, 2005

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

INDUSTRY DIVERSIFICATION                                             PERCENT*
                                                                     --------
Auto Manufacturers                                                       0.6%
Banks                                                                    2.8
Brokerage Services                                                       2.1
Computers                                                                0.5
Consumer Staples                                                         0.5
Cosmetics/Toiletries                                                     0.5
Federal Home Loan Bank                                                   9.5
Federal Home Loan Mortgage Corp.                                        12.5
Federal National Mortgage Assoc.                                        28.4
Financial Services                                                       2.6
Forestry                                                                 0.6
Insurance                                                                2.6
Mortgage Backed Securities - Financial Services                          2.8
Oil & Gas - Integrated                                                   0.6
Pharmaceuticals                                                          0.6
Research & Development                                                   1.1
Retail                                                                   0.5
Semiconductors                                                           0.6
Short Term Investments                                                   4.6
Transportation                                                           0.5
U.S. Treasury Obligations                                               22.8
Utilities - Electric & Gas                                               1.1
Utilities - Telecommunications                                           1.6
                                                                       -----
   Total Investments                                                   100.0%
                                                                       =====

*Percentages indicated are based on total investments as of April 30, 2005.

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                  SHARES              VALUE
                                                  ------              -----
COMMON STOCKS (105.9%)

AEROSPACE & DEFENSE (1.9%)
AAR Corp.(b)                                         870          $   12,815
Aeroflex, Inc.(b)                                  2,160              17,129
Alliant Techsystems, Inc.(b)                         690              47,734
Applied Signal Technology, Inc.                      340               6,633
Armor Holdings, Inc.(b)                            1,080              37,811
Boeing Co.                                         3,450             205,344
Cubic Corp.                                          660              11,609
Curtiss-Wright Corp.                                 680              36,856
DRS Technologies, Inc.(b)                            800              35,400
EDO Corp.                                            640              19,091
Engineered Support Systems, Inc.                   1,295              45,739
GenCorp., Inc.                                     1,550              29,466
General Dynamics Corp.                               970             101,899
Goodrich Corp.                                       410              16,523
Kaman Corp.                                          570               7,342
L-3 Communications Holdings, Inc.                    580              41,163
Lockheed Martin Corp.                              1,540              93,863
Moog, Inc., Class A(b)                             1,010              30,108
Northrop Grumman Corp.                             1,640              89,938
Precision Castparts Corp.                          1,300              95,758
Raytheon Co.                                       1,660              62,433
Rockwell Collins, Inc.                               660              30,281
Sequa Corp.(b), Class A                              220              11,385
Triumph Group, Inc.(b)                               390              12,141
United Technologies Corp.                          2,270             230,903
                                                                 -----------
                                                                   1,329,364
                                                                 -----------
AIR FREIGHT & LOGISTICS (0.9%)
CNF, Inc.                                            940              40,185
EGL, Inc.(b)                                       1,430              27,899
Expeditors International of Washington, Inc.       2,090             102,640
FedEx Corp.                                        1,410             119,780
Ryder System, Inc.                                   240               8,863
United Parcel Service, Inc., Class B               4,720             336,583
                                                                 -----------
                                                                     635,950
                                                                 -----------
AIRLINES (0.3%)
AirTran Holdings, Inc.(b)                          1,620              13,446
Alaska Air Group, Inc.(b)                            710              18,936
Delta Air Lines, Inc.(b)                             660               2,171
Frontier Airlines, Inc.(b)                         1,130              10,972
JetBlue Airways Corp.(b)                           2,070              41,504
Mesa Air Group, Inc.(b)                              980               5,223
SkyWest, Inc.                                      1,770              32,002
Southwest Airlines Co.                             3,430              51,038
                                                                 -----------
                                                                     175,292
                                                                 -----------
AUTO COMPONENTS (0.5%)
ArvinMeritor, Inc.                                 1,110              13,187
Bandag, Inc.                                         360              15,638
BorgWarner, Inc.                                   1,150              52,578
Cooper Tire & Rubber Co.                             270               4,712
Dana Corp.                                           480               5,482
Delphi Corp.                                       2,200               7,260
Federal Signal Corp.                                 800              11,224
Gentex Corp.                                       1,620              52,584
Goodyear Tire & Rubber Co.(b)                        700               8,309
Johnson Controls, Inc.                             1,040              57,064
Lear Corp.                                         1,380              46,768
Midas, Inc.(b)                                       480              10,378
Modine Manufacturing Co.                             570              15,436
Standard Motor Products, Inc.                        620               5,630
Superior Industries International, Inc.              700              14,231
Visteon Corp.                                        660               2,310
                                                                 -----------
                                                                     322,791
                                                                 -----------
AUTOMOBILES (0.4%)
Coachmen Industries, Inc.                            470               5,400
Ford Motor Co.                                     6,450              58,760
General Motors Corp.                               2,450              65,365
Harley-Davidson, Inc.                              1,430              67,238
Monaco Coach Corp.                                   820              11,628
Thor Industries, Inc.                                930              25,064
Winnebago Industries, Inc.                           990              28,849
                                                                 -----------
                                                                     262,304
                                                                 -----------
BEVERAGES (1.3%)
Coca-Cola Co.                                      9,430             409,639
Coca-Cola Enterprises, Inc.                        1,690              34,307
Pepsi Bottling Group, Inc.                           970              27,810
PepsiAmericas, Inc.                                2,400              59,256
PepsiCo, Inc.                                      7,020             390,593
                                                                 -----------
                                                                     921,605
                                                                 -----------

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                  SHARES              VALUE
                                                  ------              -----
BIOTECHNOLOGY (1.6%)
Amgen, Inc.(b)                                     5,490          $  319,573
ArQule, Inc.(b)                                    1,090               5,723
Biogen Idec, Inc.(b)                               1,570              56,897
Cephalon, Inc.(b)                                  1,380              60,582
Charles River Laboratories
   International, Inc.(b)                          1,440              68,213
Chiron Corp.(b)                                      890              30,394
Connetics Corp.(b)                                 1,240              26,945
Enzo Biochem, Inc.(b)                                962              13,102
Genzyme Corp.(b)                                   1,300              76,193
Gilead Sciences, Inc.(b)                           2,030              75,313
IDEXX Laboratories, Inc.(b)                        1,190              67,521
Invitrogen Corp.(b)                                1,170              85,726
Martek Biosciences Corp.(b)                          740              28,320
Medimmune, Inc.(b)                                 1,210              30,698
Millennium Pharmaceuticals, Inc.(b)                5,440              47,654
Protein Design Labs, Inc.(b)                       2,180              38,978
Regeneron Pharmaceuticals, Inc.(b)                 1,690               9,396
Savient Pharmaceuticals, Inc.(b)                   2,150               5,934
Techne Corp.(b)                                    1,000              41,780
Vertex Pharmaceuticals, Inc.(b)                    1,580              15,073
                                                                 -----------
                                                                   1,104,015
                                                                 -----------
BUILDING PRODUCTS (0.5%)
American Standard Cos., Inc.                         850              38,004
Apogee Enterprises, Inc.                             800              10,304
Crane Co.                                            920              23,552
ElkCorp                                              590              16,225
Griffon Corp.(b)                                     840              16,120
Insituform Technologies, Inc., Class A(b)            790              11,779
Lennox International, Inc.                         1,720              33,626
Masco Corp.                                        1,770              55,736
Simpson Manufacturing Co., Inc.                    1,270              34,290
Universal Forest Products, Inc.                      480              18,269
Watsco, Inc.                                         820              35,580
York International Corp.                             840              32,869
                                                                 -----------
                                                                     326,354
                                                                 -----------
CAPITAL MARKETS (2.5%)
A.G. Edwards, Inc.                                 1,590              63,139
Bear Stearns Cos., Inc.                              650              61,529
Charles Schwab Corp.                               5,030              52,061
E*TRADE Financial Corp.(b)                         1,470              16,332
Eaton Vance Corp.                                  2,460              57,638
Federated Investors, Inc., Class B                   440              12,518
Franklin Resources, Inc.                           1,110              76,235
Goldman Sachs Group, Inc.                          2,030             216,784
Investment Technology Group, Inc.(b)               1,240              23,572
Investors Financial Services Corp.                 1,350              56,633
Janus Capital Group, Inc.                            870              11,301
Jefferies Group, Inc.                              1,110              40,182
LaBranche & Co., Inc.(b)                           1,200               7,980
Legg Mason, Inc.                                   2,250             159,435
Lehman Brothers Holdings, Inc.                     1,330             121,988
Mellon Financial Corp.                             1,570              43,473
Merrill Lynch & Co., Inc.                          4,110             221,652
Morgan Stanley                                     4,860             255,732
Piper Jaffray Cos., Inc.(b)                          760              21,014
Raymond James Financial, Inc.                      1,330              35,870
SEI Investments Co.                                1,720              56,433
State Street Corp.                                 1,650              76,280
SWS Group, Inc.                                      520               7,592
T. Rowe Price Group, Inc.                            860              47,446
Waddell & Reed Financial, Inc., Class A             1,460             25,419
                                                                 -----------
                                                                   1,768,238
                                                                 -----------
CHEMICALS (2.0%)
A. Schulman, Inc.                                    800              13,360
Air Products & Chemicals, Inc.                     1,040              61,079
Airgas, Inc.                                       1,240              27,181
Albemarle Corp.                                      820              30,020
Arch Chemicals, Inc.                                 610              15,726
Cabot Corp.                                        1,050              32,078
Cambrex Corp.                                        910              17,290
Crompton Corp.                                     2,010              28,241
Cytec Industries, Inc.                               800              36,896
Dow Chemical Co.                                   3,880             178,207
E.I. Du Pont De Nemours & Co.                      4,130             194,563
Ecolab, Inc.                                         980              32,056
Engelhard Corp.                                      430              13,171
Ferro Corp.                                          620              11,234
FMC Corp.(b)                                         730              35,770
Georgia Gulf Corp.                                 1,070              39,494

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                  SHARES              VALUE
                                                  ------              -----
Great Lakes Chemical Corp.                           240          $    7,450
H.B. Fuller Co.                                      640              19,405
Hercules, Inc.(b)                                    260               3,440
International Flavors & Fragrances, Inc.             420              15,918
Lubrizol Corp.                                     1,240              48,075
Lyondell Chemical Co.                              4,050             101,614
MacDermid, Inc.                                      790              23,977
Material Sciences Corp.(b)                           510               6,258
Minerals Technologies, Inc.                          450              29,394
Monsanto Co.                                       1,150              67,412
Olin Corp.                                         1,220              21,643
OM Group, Inc.(b)                                    800              17,552
OMNOVA Solutions, Inc.(b)                          1,230               4,982
Penford Corp.                                        240               3,456
PolyOne Corp.(b)                                   2,540              19,609
PPG Industries, Inc.                                 830              56,067
Praxair, Inc.                                      1,310              61,347
Quaker Chemical Corp.                                180               3,508
Rohm & Haas Co.                                      820              35,801
RPM International, Inc.                            1,910              32,948
Scotts Miracle-Gro Co., Class A(b)                   590              42,716
Sigma-Aldrich Corp.                                  260              15,192
Valspar Corp.                                        910              37,610
                                                                 -----------
                                                                   1,441,740
                                                                 -----------
COMMERCIAL BANKS (4.4%)
AmSouth Bancorp.                                   1,320              34,742
Associated Banc-Corp                               2,180              67,406
Bank of Hawaii Corp.                               1,060              50,191
Bank of New York Co., Inc.                         3,060              85,496
BB&T Corp.                                         2,300              90,183
Boston Private Financial Holdings, Inc.              810              18,095
Chittenden Corp.                                   1,230              30,885
City National Corp.                                  980              69,090
Colonial BancGroup, Inc.                           2,270              50,076
Comerica, Inc.                                       930              53,252
Commerce Bancorp, Inc.                             2,990              83,690
Community Bank System, Inc.                          860              19,032
Compass Bancshares, Inc.                             520              22,370
Cullen/Frost Bankers, Inc.                           900              38,988
East West Bancorp, Inc.                            1,510              48,501
Fifth Third Bancorp                                2,490             108,315
First BanCorp.                                     1,250              45,325
First Horizon National Corp.                         550              22,842
First Midwest Bancorp, Inc.                        1,220              39,845
First Republic Bank                                  675              21,121
FirstMerit Corp.                                   1,360              33,361
Gold Banc Corp., Inc.                              1,120              15,490
Greater Bay Bancorp                                  850              21,386
Hibernia Corp., Class A                            2,970              92,753
Hudson United Bancorp                              1,210              41,455
Huntington Bancshares, Inc.                          780              18,338
Irwin Financial Corp.                                710              14,250
KeyCorp                                            1,570              52,061
M&T Bank Corp.                                       650              67,243
Marshall & Ilsley Corp.                              880              37,523
Mercantile Bankshares Corp.                        1,580              80,280
Nara Bancorp, Inc.                                   730               9,811
National City Corp.                                2,540              86,258
North Fork Bancorporation, Inc.                    1,920              54,048
Northern Trust Corp.                               1,120              50,434
PNC Financial Services Group, Inc.                 1,380              73,457
PrivateBancorp, Inc.                                 610              19,063
Provident Bankshares Corp.                           880              25,766
Regions Financial Corp.                            1,790              59,947
Republic Bancorp, Inc.                             1,894              24,016
Riggs National Corp.                                 950              18,554
Silicon Valley Bancshares(b)                         770              36,498
South Financial Group, Inc.                        1,990              52,516
Southwest Bancorporation of Texas, Inc.            1,960              32,536
Sterling Bancshares, Inc.                          1,240              16,653
Sterling Financial Corp.(b)                          570              18,633
SunTrust Banks, Inc.                               1,620             117,985
Susquehanna Bancshares, Inc.                       1,140              23,974
Synovus Financial Corp.                            1,180              33,075
TCF Financial Corp.                                2,400              60,696
Texas Regional Bancshares, Inc., Class A             460              12,820
TrustCo Bank Corp. NY                              1,840              20,258
UCBH Holdings, Inc.                                2,640              41,527
Umpqua Holdings Corp.                              1,250              27,775
United Bankshares, Inc.                            1,160              35,519
Webster Financial Corp.                              900              40,905

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                  SHARES              VALUE
                                                  ------              -----
Wells Fargo & Co.                                  6,930          $  415,385
Westamerica Bancorp.                                 710              35,457
Whitney Holding Corp.                              1,280              57,946
Wilmington Trust Corp.                             1,050              37,118
Wintrust Financial Corp.                             770              35,351
Zions Bancorp.                                       570              39,917
                                                                 -----------
                                                                   3,087,483
                                                                 -----------
COMMERCIAL SERVICES & SUPPLIES (3.7%)
ABM Industries, Inc.                               1,320              23,984
ADESA, Inc.                                        1,630              39,430
Administaff, Inc.                                    720               9,842
Aleris International, Inc.(b)                        864              18,541
Alliance Data Systems Corp.(b)                     1,410              56,964
Allied Waste Industries, Inc.(b)                   1,280              10,227
Angelica Corp.                                       280               7,554
Apollo Group, Inc., Class A(b)                       800              57,696
Arbitron, Inc.                                     1,150              48,668
Automatic Data Processing, Inc.                    2,750             119,459
Avery Dennison Corp.                                 540              28,269
Banta Corp.                                          540              22,486
BISYS Group, Inc.(b)                               2,150              30,358
Bowne & Co., Inc.                                  1,420              18,488
Brink's Co.                                        1,030              33,228
Career Education Corp.(b)                          2,080              65,395
CDI Corp.                                            510              11,276
Central Parking Corp.                              1,020              16,677
Ceridian Corp.(b)                                  2,620              44,199
Certegy, Inc.                                      1,200              43,716
CheckFree Corp.(b)                                 2,070              75,928
ChoicePoint, Inc.(b)                               1,860              73,414
Cintas Corp.                                         720              27,785
Coinstar, Inc.(b)                                    780              13,369
Consolidated Graphics, Inc.(b)                       500              22,950
Convergys Corp.(b)                                   620               8,035
Corinthian Colleges, Inc.(b)                       1,600              22,736
CPI Corp.                                            360               5,915
CSG Systems International, Inc.(b)                 1,000              17,190
Deluxe Corp.                                         950              37,934
DeVry, Inc.(b)                                     1,310              29,868
DST Systems, Inc.(b)                               1,610              73,094
Dun & Bradstreet Corp.(b)                          1,500              93,660
Education Management Corp.(b)                      1,260              35,280
eFunds Corp.(b)                                    1,470              32,134
Factset Research Systems, Inc.                     1,310              36,366
Fiserv, Inc.(b)                                    1,030              43,569
G & K Services, Inc., Class A                        680              26,098
Global Payment, Inc.                               1,310              84,836
H&R Block, Inc.                                      760              37,856
Headwaters, Inc.(b)                                1,300              41,561
Heidrick & Struggles International, Inc.(b)          570              14,740
Herman Miller, Inc.                                1,260              36,036
Imagistics International, Inc.(b)                    520              13,962
Insurance Auto Auctions, Inc.(b)                     360              10,152
ITT Educational Services, Inc.(b)                    920              42,302
John H. Harland Co.                                  900              32,400
Kelly Services, Inc., Class A                        560              14,706
Korn/Ferry International, Inc.(b)                    710              10,224
Labor Ready, Inc.(b)                               1,220              20,362
Laureate Education, Inc.(b)                        1,010              44,864
Manpower, Inc.                                     1,800              69,390
Mobile Mini, Inc.(b)                                 500              17,530
MoneyGram International, Inc.                      1,520              29,488
Monster Worldwide, Inc.(b)                           560              12,886
NCO Group, Inc.(b)                                   890              16,581
NDCHealth Corp.                                    1,120              17,102
On Assignment, Inc.(b)                               930               3,999
Paychex, Inc.                                      1,700              52,020
Pegasus Solutions, Inc.(b)                           770               8,231
Pitney Bowes, Inc.                                 1,330              59,478
Pre-Paid Legal Services, Inc.                        540              19,283
PRG-Schultz International, Inc.(b)                 2,120              10,112
R.R. Donnelley & Sons Co.                          1,120              36,859
Republic Services, Inc.                            2,750              95,149
Robert Half International, Inc.                      680              16,878
Rollins, Inc.                                      1,020              20,135
Sabre Holdings Corp., Class A                        600              11,736
Sotheby's Holdings, Inc., Class A(b)                 990              16,216
SOURCECORP, Inc.(b)                                  490               8,747
Spherion Corp.(b)                                  1,660               9,313
Standard Register Co.                              1,090              13,592
StarTek, Inc.                                        470               6,839
Stericycle, Inc.(b)                                  940              45,750

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                  SHARES              VALUE
                                                  ------              -----
Tetra Tech, Inc.(b)                                1,610          $   17,050
United Stationers, Inc.(b)                           980              41,336
Valassis Communications, Inc.(b)                   1,070              37,718
Vertrue, Inc.(b)                                     380              11,556
Volt Information Sciences, Inc.(b)                   390               7,714
Waste Connections, Inc.(b)                         1,490              52,478
Waste Management, Inc.                             2,440              69,516
Watson Wyatt & Co. Holdings                        1,040              27,456
                                                                 -----------
                                                                   2,647,921
                                                                 -----------
COMMUNICATIONS EQUIPMENT (2.0%)
3Com Corp.(b)                                      6,750              21,263
ADC Telecommunications, Inc.(b)                    3,150               7,151
ADTRAN, Inc.                                       1,370              28,400
Andrew Corp.(b)                                      630               7,730
Audiovox Corp., Class A(b)                           680               9,289
Avaya, Inc.(b)                                     1,730              15,016
Avocent Corp.(b)                                   1,110              27,905
Bel Fuse, Inc., Class B                              400              10,740
Black Box Corp.                                      710              23,089
Brooktrout, Inc.(b)                                  440               4,330
C-COR, Inc.(b)                                     1,370               9,056
Catapult Communications Corp.(b)                     410               6,060
CIENA Corp.(b)                                     2,260               5,198
Cisco Systems, Inc.(b)                            25,320             437,529
CommScope, Inc.(b)                                   940              13,273
Comverse Technology, Inc.(b)                         870              19,827
Corning, Inc.(b)                                   5,240              72,050
Digi International, Inc.(b)                          690               7,349
DSP Group, Inc.(b)                                   910              21,931
Harmonic, Inc.(b)                                  2,130              11,736
Harris Corp.                                       2,560              72,192
JDS Uniphase Corp.(b)                              5,440               8,051
Lucent Technologies, Inc.(b)                      15,710              38,175
McDATA Corp., Class A(b)                           2,160               6,653
Motorola, Inc.                                     9,080             139,286
NETGEAR, Inc.(b)                                     560               9,033
Network Equipment Technologies, Inc.(b)              780               4,017
PC-Tel, Inc.(b)                                    1,650              11,946
Plantronics, Inc.                                  1,050              33,065
Polycom, Inc.(b)                                   1,730              26,400
Powerwave Technologies, Inc.(b)                    1,840              13,285
QUALCOMM, Inc.                                     6,750             235,507
Scientific-Atlanta, Inc.                             760              23,241
Symmetricom, Inc.(b)                               1,330              13,699
Tellabs, Inc.(b)                                   1,664              12,913
Tollgrade Communications, Inc.(b)                    410               2,895
UTStarcom, Inc.(b)                                 1,940              18,449
ViaSat, Inc.(b)                                      780              13,892
                                                                 -----------
                                                                   1,441,621
                                                                 -----------
COMPUTERS & PERIPHERALS (2.6%)
Apple Computer, Inc.(b)                            3,290             118,637
Avid Technology, Inc.(b)                           1,220              60,402
Dell, Inc.(b)                                     10,010             348,649
EMC Corp.(b)                                       8,970             117,686
Gateway, Inc.(b)                                   1,590               5,422
Hewlett-Packard Co.                               11,520             235,814
Hutchinson Technology, Inc.(b)                       910              33,706
Imation Corp.                                        810              28,245
International Business Machines Corp.              6,990             533,897
Lexmark International, Inc., Class A(b)              740              51,393
Mercury Computer Systems, Inc.(b)                    770              20,274
NCR Corp.(b)                                         890              29,370
Network Appliance, Inc.(b)                         1,650              43,940
NVIDIA Corp.(b)                                      750              16,455
Pinnacle Systems, Inc.(b)                          2,130              10,607
SanDisk Corp.(b)                                   3,560              84,372
SBS Technologies, Inc.(b)                            510               4,799
Storage Technology Corp.(b)                        2,200              61,160
Sun Microsystems, Inc.(b)                         12,390              44,976
Synaptics, Inc.(b)                                   900              16,317
                                                                 -----------
                                                                   1,866,121
                                                                 -----------
CONSTRUCTION & ENGINEERING (0.3%)
Dycom Industries, Inc.(b)                            890              20,701
EMCOR Group, Inc.(b)                                 510              22,787
Fluor Corp.                                          440              22,686
Granite Construction, Inc.                           730              16,483
Jacobs Engineering Group, Inc.(b)                  1,140              55,530
Quanta Services, Inc.(b)                           2,120              16,918
Shaw Group, Inc.(b)                                2,270              41,019
URS Corp.(b)                                       1,220              37,515
                                                                 -----------
                                                                     233,639
                                                                 -----------

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                  SHARES              VALUE
                                                  ------              -----
CONSTRUCTION MATERIALS (0.3%)
AMCOL International Corp.                            870          $   16,626
Florida Rock Industries, Inc.                      1,280              74,342
Martin Marietta Materials, Inc.                    1,000              54,990
Texas Industries, Inc.                               770              35,559
Vulcan Materials Co.                                 520              27,581
                                                                 -----------
                                                                     209,098
                                                                 -----------
CONSUMER FINANCE (1.7%)
American Express Co.                               4,920             259,283
AmeriCredit Corp.(b)                               2,870              67,158
Capital One Financial Corp.                        1,130              80,106
Cash America International, Inc.                     840              12,474
CIT Group, Inc.                                      940              37,863
Countrywide Financial Corp.                        2,350              85,047
Federal Home Loan Mortgage Corp.                   2,830             174,102
Federal National Mortgage Assoc.                   3,920             211,484
Financial Federal Corp.                              560              19,768
iPayment Holdings, Inc.(b)                           400              14,556
MBNA Corp.                                         4,790              94,603
Providian Financial Corp.(b)                       1,090              18,170
SLM Corp.                                          1,770              84,323
World Acceptance Corp.(b)                            540              13,743
                                                                 -----------
                                                                   1,172,680
                                                                 -----------
CONTAINERS & PACKAGING (0.4%)
AptarGroup, Inc.                                   1,120              54,017
Ball Corp.                                           480              18,960
Bemis Co., Inc.                                      420              11,575
Caraustar Industries, Inc.(b)                        840               7,510
Longview Fibre Co.                                   920              17,002
Myers Industries, Inc.                               890               8,553
Packaging Corp. of America                         1,890              42,317
Pactiv Corp.(b)                                      600              12,864
Rock-Tenn Co., Class A                               940               9,541
Sealed Air Corp.(b)                                  410              19,860
Sonoco Products Co.                                1,720              46,595
Temple-Inland, Inc.                                  640              21,600
                                                                 -----------
                                                                     270,394
                                                                 -----------
DISTRIBUTORS (0.1%)
CarMax, Inc.(b)                                    2,040              55,651
                                                                 -----------
DIVERSIFIED FINANCIAL SERVICES (4.1%)
Bank of America Corp.                             16,160             727,846
Citigroup, Inc.                                   20,910             981,933
JPMorgan Chase & Co.                              14,410             511,411
Moody's Corp.                                        800              65,712
Principal Financial Group, Inc.                    1,300              50,804
Rewards Network, Inc.(b)                             720               3,564
U.S. Bancorp                                       7,130             198,927
Wachovia Corp.                                     6,614             338,505
                                                                 -----------
                                                                   2,878,702
                                                                 -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
ALLTEL Corp.                                       1,880             107,085
AT&T Corp.                                         3,040              58,155
BellSouth Corp.                                    7,500             198,675
CenturyTel, Inc.                                     510              15,652
Cincinnati Bell, Inc.(b)                           4,040              16,160
Citizens Communications Co.                        1,380              17,595
Commonwealth Telephone Enterprises, Inc.(b)          780              36,239
Ditech Communications Corp.(b)                       690               7,804
General Communication, Inc., Class A(b)            2,000              16,880
Intrado, Inc.(b)                                     540               6,809
Qwest Communications International, Inc.(b)        6,710              22,948
SBC Communications, Inc.                          12,780             304,164
Sprint Corp.                                       6,030             134,228
Verizon Communications, Inc.                      11,600             415,280
                                                                 -----------
                                                                   1,357,674
                                                                 -----------
ELECTRIC UTILITIES (3.3%)
AES Corp.(b)                                       2,390              38,431
Allegheny Energy, Inc.(b)                            570              13,931
ALLETE, Inc.                                       1,080              45,004
Alliant Energy Corp.                               1,980              52,153
Ameren Corp.                                       1,130              58,421
American Electric Power Co., Inc.                  1,670              58,817
Black Hills Corp.                                    640              21,939
Calpine Corp.(b)                                   2,200               3,938
CenterPoint Energy, Inc.                           1,150              13,616

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                  SHARES              VALUE
                                                  ------              -----
Central Vermont Public Service Corp.                 370          $    7,811
CH Energy Group, Inc.                                660              28,149
Cinergy Corp.                                        890              35,244
Cleco Corp.                                        1,400              28,588
CMS Energy Corp.(b)                                  800              10,336
Consolidated Edison, Inc.                          1,210              52,369
Constellation Energy Group                           890              46,778
Dominion Resources, Inc.                           1,680             126,671
DPL, Inc.                                          2,190              55,714
DTE Energy Co.                                       860              39,517
Duquesne Light Holdings, Inc.                      1,260              22,163
Edison International                               1,380              50,094
El Paso Electric Co.(b)                            1,410              27,509
Energy East Corp.                                  2,580              67,132
Entergy Corp.                                      1,140              83,562
Exelon Corp.                                       2,960             146,519
FirstEnergy Corp.                                  1,510              65,715
FPL Group, Inc.                                    1,810              73,884
Great Plains Energy, Inc.                          1,260              38,531
Green Mountain Power Corp.                           190               5,672
Hawaiian Electric Industries, Inc.                 1,360              34,408
IDACORP, Inc.                                        700              18,886
Northeast Utilities                                2,160              39,550
NSTAR                                              1,240              67,134
OGE Energy Corp.                                   1,540              42,504
Pepco Holdings, Inc.                               3,270              70,861
PG&E Corp.                                         1,470              51,038
Pinnacle West Capital Corp.                          500              20,950
PNM Resources, Inc.                                1,080              29,862
PPL Corp.                                            990              53,717
Progress Energy, Inc.                              1,340              56,267
Public Service Enterprise Group, Inc.              1,230              71,463
Puget Energy, Inc.                                 1,670              35,805
Sierra Pacific Resources(b)                        2,150              23,263
Southern Co.                                       3,000              98,850
TECO Energy, Inc.                                    810              13,454
TXU Corp.                                          1,040              89,222
UIL Holdings Corp.                                   640              32,858
Unisource Energy Corp.                             1,050              32,813
Wisconsin Energy Corp.                             2,050              72,283
WPS Resources Corp.                                  910              47,984
Xcel Energy, Inc.                                  1,610              27,660
                                                                 -----------
                                                                   2,349,040
                                                                 -----------

ELECTRICAL EQUIPMENT (1.0%)
A.O. Smith Corp.                                     780              22,230
Acuity Brands, Inc.                                1,200              28,692
American Power Conversion Corp.                      710              17,225
AMETEK, Inc.                                       1,320              49,988
Baldor Electric Co.                                  890              22,161
Belden CDT, Inc.                                   1,310              24,025
Brady Corp., Class A                               1,360              40,324
C&D Technologies, Inc.                               680               4,780
Cooper Industries, Ltd., Class A                     490              31,193
Emerson Electric Co.                               1,990             124,713
Energizer Holdings, Inc.(b)                        1,440              82,037
Hubbell, Inc., Class B                             1,180              51,271
MagneTek, Inc.(b)                                    890               3,222
Paxar Corp.(b)                                     1,260              22,579
Rayovac Corp.(b)                                   1,440              52,474
Regal-Beloit Corp.                                   830              21,954
Rockwell Automation, Inc.                            760              35,135
Tecumseh Products Co., Class A                       470              16,328
Thomas & Betts Corp.(b)                            1,030              32,054
Vicor Corp.                                        1,180              13,924
Woodward Governor Co.                                400              28,224
                                                                 -----------
                                                                     724,533
                                                                 -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.9%)
Agilent Technologies, Inc.(b)                      1,770              36,728
Amphenol Corp., Class A                            1,800              70,991
Analogic Corp.                                       550              22,941
Anixter International, Inc.(b)                     1,150              42,458
Arrow Electronics, Inc.(b)                         2,090              50,871
Artesyn Technologies, Inc.(b)                      1,140               8,037
Avnet, Inc.(b)                                     2,080              39,291
BEI Technologies, Inc.                               450              10,350
Benchmark Electronics, Inc.(b)                     1,360              36,774
Broadcom Corp., Class A(b)                         1,330              39,780
Checkpoint Systems, Inc.(b)                        1,100              17,413
Coherent, Inc.(b)                                  1,040              33,363
CTS Corp.                                          1,000              10,550
Daktronics, Inc.(b)                                  620              12,623
Diebold, Inc.                                      1,680              81,261
Electro Scientific Industries, Inc.(b)               790              13,059
Exar Corp.(b)                                      1,110              14,086
FLIR Systems, Inc.(b)                              2,210              58,786

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                  SHARES              VALUE
                                                  ------              -----
Global Imaging Systems, Inc.(b)                      830          $   28,793
Intermagnetics General Corp.(b)                      790              19,402
Intersil Corp., Class A                            2,740              47,840
Itron, Inc.(b)                                       760              27,413
Jabil Circuit, Inc.(b)                               880              24,288
Keithley Instruments, Inc.                           510               7,084
KEMET Corp.(b)                                     1,520               9,500
Kopin Corp.(b)                                     1,940               5,956
Littelfuse, Inc.(b)                                  770              20,744
Methode Electronics, Inc.                            980              11,045
Molex, Inc.                                          670              17,025
MTS Systems Corp.                                    700              20,272
Newport Corp.(b)                                     770              10,588
NYFIX, Inc.(b)                                     1,050               5,555
Park Electrochemical Corp.                           530              11,740
PerkinElmer, Inc.                                    530               9,805
Photon Dynamics, Inc.(b)                             660              12,771
Planar Systems, Inc.(b)                              420               3,238
Plexus Corp.(b)                                      750               9,083
Rogers Corp.(b)                                      610              21,069
Roper Industries, Inc.                             1,490             100,827
Sanmina-SCI Corp.(b)                               1,930               7,739
ScanSource, Inc.(b)                                  530              24,513
Solectron Corp.(b)                                 3,550              11,715
Symbol Technologies, Inc.                            990              13,236
Tech Data Corp.(b)                                 1,290              47,124
Technitrol, Inc.                                   1,100              14,278
Tektronix, Inc.                                      350               7,581
Teledyne Technologies, Inc.(b)                       880              26,770
Thermo Electron Corp.(b)                             630              15,737
Trimble Navigation, Ltd.(b)                        1,750              60,235
Varian, Inc.(b)                                      740              24,546
Veeco Instruments, Inc.(b)                           840              11,180
Vishay Intertechnology, Inc.(b)                    2,820              30,146
Waters Corp.(b)                                      610              24,174
X-Rite, Inc.                                         610               6,326
                                                                 -----------
                                                                   1,348,700
                                                                 -----------
ENERGY EQUIPMENT & SERVICES (2.4%)
Atwood Oceanics, Inc.(b)                             470              26,823
Baker Hughes, Inc.                                 1,250              55,150
BJ Services Co.                                      660              32,175
Cal Dive International, Inc.(b)                    1,230              54,710
CARBO Ceramics, Inc.                                 470              31,199
Cooper Cameron Corp.(b)                            1,080              59,335
Dril-Quip, Inc.(b)                                   320               9,328
ENSCO International, Inc.                          2,720              88,672
FMC Technologies, Inc.(b)                          1,100              33,363
Grant Prideco, Inc.(b)                             2,080              46,134
Halliburton Co.                                    2,090              86,923
Hanover Compressor Co.(b)                          1,400              14,518
Helmerich & Payne, Inc.                              810              31,136
Hydril Co.(b)                                        610              32,086
Input/Output, Inc.(b)                              2,300              13,892
Lone Star Technologies, Inc.(b)                      960              37,382
Maverick Tube Corp.(b)                             1,330              38,690
Nabors Industries, Ltd.(b)                           620              33,399
National Oilwell Varco, Inc.(b)                      823              32,713
Noble Energy, Inc.                                 1,130              72,456
Oceaneering International, Inc.(b)                   660              21,655
Offshore Logistics, Inc.(b)                          640              18,541
Patterson-UTI Energy, Inc.                         2,860              68,554
Pride International, Inc.(b)                       2,330              51,959
Rowan Cos., Inc.                                     390              10,347
Schlumberger Ltd.                                  2,570             175,814
SEACOR Holdings, Inc.(b)                             630              35,916
Smith International, Inc.                          2,080             121,014
TETRA Technologies, Inc.(b)                          580              15,677
Tidewater, Inc.                                      940              32,402
Transocean, Inc.(b)                                1,370              63,527
Unit Corp.(b)                                      1,180              45,265
Veritas DGC, Inc.(b)                                 970              24,832
W-H Energy Services, Inc.(b)                         700              15,414
Weatherford International, Ltd.(b)                 2,650             138,198
                                                                 -----------
                                                                   1,669,199
                                                                 -----------
FOOD & STAPLES RETAILING (1.2%)
Albertson's, Inc.                                  1,410              27,904
Casey's General Stores, Inc.                       1,400              23,632
CVS Corp.                                          1,700              87,686
Flowers Foods, Inc.                                1,260              36,338
Great Atlantic & Pacific Tea Co., Inc.(b)          1,160              18,189
Kroger Co.(b)                                      2,700              42,579
Longs Drug Stores Corp.                            1,090              39,622
Nash Finch Co.                                       430              15,209
Performance Food Group Co.(b)                      1,520              40,873

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                  SHARES              VALUE
                                                  ------              -----
Ruddick Corp.                                        780          $   17,519
Safeway, Inc.(b)                                   1,660              35,341
SUPERVALU, Inc.                                      520              16,411
Sysco Corp.                                        2,720              94,112
United Natural Foods, Inc.(b)                      1,210              32,428
Walgreen Co.                                       4,130             177,838
Whole Foods Market, Inc.                           1,340             133,625
                                                                 -----------
                                                                     839,306
                                                                 -----------
FOOD PRODUCTS (1.7%)
American Italian Pasta Co., Class A                  630              14,906
Archer-Daniels-Midland Co.                         2,500              44,975
Campbell Soup Co.                                  1,610              47,881
ConAgra Foods, Inc.                                2,100              56,175
Corn Products International, Inc.                  2,130              46,903
Dean Foods Co.(b)                                  2,830              97,239
Delta & Pine Land Co.                              1,150              28,980
General Mills, Inc.                                1,730              85,462
H.J. Heinz Co.                                     1,440              53,064
Hain Celestial Group, Inc.(b)                      1,040              18,460
Hershey Foods Co.                                  1,040              66,456
Hormel Foods Corp.                                 2,310              71,933
J & J Snack Foods Corp.                              360              17,622
J.M. Smucker Co.                                   1,280              63,514
Kellogg Co.                                        1,690              75,966
Lance, Inc.                                          890              14,667
McCormick & Co., Inc.                                590              20,408
Ralcorp Holdings, Inc.                               920              36,450
Sanderson Farms, Inc.                                470              17,033
Sara Lee Corp.                                     3,080              65,881
Sensient Technologies Corp.                          790              15,808
Smithfield Foods, Inc.(b)                          1,890              57,191
Tootsie Roll Industries, Inc.                        906              27,977
Tyson Foods, Inc., Class A                         5,940             100,327
Wm. Wrigley Jr. Co.                                1,100              76,043
                                                                 -----------
                                                                   1,221,321
                                                                 -----------
GAS UTILITIES (1.2%)
AGL Resources, Inc.                                1,310              45,326
Atmos Energy Corp.                                 2,210              58,123
Cascade Natural Gas Corp.                            350               6,556
El Paso Corp.                                      2,430              24,276
Energen Corp.                                      1,200              74,340
KeySpan Corp.                                        720              27,310
Kinder Morgan, Inc.                                  680              51,993
Laclede Group, Inc.                                  590              16,148
MDU Resources Group, Inc.                          2,010              54,330
National Fuel Gas Co.                              1,280              34,854
New Jersey Resources Corp.                           780              33,821
Nicor, Inc.                                          170               6,285
Northwest Natural Gas Co.                            710              25,205
ONEOK, Inc.                                        1,820              52,525
Peoples Energy Corp.                                  60               2,376
Piedmont Natural Gas Co., Inc.                     2,130              48,884
Sempra Energy                                        960              38,765
Southern Union Co.(b)                              2,790              66,793
Southwest Gas Corp.                                  930              22,757
Southwestern Energy Co.(b)                         1,200              70,500
UGI Corp.                                          1,740              87,399
WGL Holdings, Inc.                                   790              23,945
                                                                 -----------
                                                                     872,511
                                                                 -----------
HEALTH CARE EQUIPMENT & SUPPLIES (4.0%)
Advanced Medical Optics, Inc.(b)                   1,240              45,855
American Medical Systems Holdings, Inc.(b)         1,900              33,174
Applera Corp.                                        980              20,776
ArthroCare Corp.(b)                                  840              24,679
Bausch & Lomb, Inc.                                  310              23,250
Baxter International, Inc.                         2,720             100,912
Beckman Coulter, Inc.                              1,290              86,056
Becton, Dickinson & Co.                            1,210              70,809
Biolase Technology, Inc.                             740               4,869
Biomet, Inc.                                       1,120              43,333
Biosite, Inc.(b)                                     660              37,620
Boston Scientific Corp.(b)                         3,120              92,290
C.R. Bard, Inc.                                      560              39,855
CONMED Corp.(b)                                      910              27,045
Cooper Cos., Inc.                                  1,450              97,948
CryoLife, Inc.(b)                                    830               4,988
Cyberonics, Inc.(b)                                  790              29,775
Cytyc Corp.(b)                                     2,080              44,325
Datascope Corp.                                      450              12,924
DENTSPLY International, Inc.                       1,560              85,270

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                  ------            -----
Diagnostic Products Corp.                          1,030         $    49,955
DJ Orthopedics, Inc.(b)                              690              17,354
Edwards Lifesciences Corp.(b)                      1,170              51,527
Fisher Scientific International, Inc.(b)             630              37,409
Gen-Probe, Inc.(b)                                 1,040              52,198
Guidant Corp.                                      1,480             109,638
Haemonetics Corp.(b)                                 910              38,921
Hillenbrand Industries, Inc.                       1,250              69,025
Hologic, Inc.(b)                                     740              26,329
ICU Medical, Inc.(b)                                 500              17,715
Immucor, Inc.(b)                                   1,400              41,776
IMS Health, Inc.                                   1,000              23,980
INAMED Corp.(b)                                      760              46,238
Integra LifeSciences Holdings(b)                     870              30,824
Invacare Corp.                                     1,060              43,418
Kensey Nash Corp.(b)                                 420              11,542
LCA-Vision, Inc.                                     625              24,494
Medtronic, Inc.                                    5,090             268,242
Mentor Corp.                                       1,190              43,673
Merit Medical Systems, Inc.(b)                       750               9,488
Millipore Corp.(b)                                   460              22,181
Noven Pharmaceuticals, Inc.(b)                       800              13,304
Osteotech, Inc.(b)                                   480               1,238
Patterson Cos., Inc.(b)                            2,700             136,484
PolyMedica Corp.                                     920              28,511
Possis Medical, Inc.(b)                              540               4,784
ResMed, Inc.(b)                                    1,210              75,141
Respironics, Inc.(b)                               1,230              77,724
St. Jude Medical, Inc.(b)                          1,550              60,497
STERIS Corp.(b)                                    1,180              27,942
Stryker Corp.                                      1,660              80,593
Surmodics, Inc.(b)                                   570              20,560
Sybron Dental Specialties, Inc.(b)                 1,300              48,425
Theragenics Corp.(b)                                 920               3,229
Varian Medical Systems, Inc.(b)                    2,620              88,399
Viasys Healthcare, Inc.(b)                           880              18,691
VISX, Inc.(b)                                        920              21,933
Vital Signs, Inc.                                    360              14,688
Wilson Greatbatch Technologies, Inc.(b)              720              13,810
Zimmer Holdings, Inc.(b)                           1,140              92,819
                                                                 -----------
                                                                   2,790,452
                                                                 -----------
HEALTH CARE PROVIDERS & SERVICES (3.6%)
Accredo Health, Inc.(b)                            1,650              74,745
Aetna, Inc.                                        1,230              90,245
Amedisys, Inc.(b)                                    500              15,005
American Healthways, Inc.(b)                       1,080              40,338
AMERIGROUP Corp.(b)                                1,600              56,192
AmerisourceBergen Corp.                              670              41,058
AmSurg Corp.(b)                                      840              21,748
Apria Healthcare Group, Inc.(b)                      820              24,682
Cardinal Health, Inc.                              2,010             111,696
Caremark Rx, Inc.(b)                               1,900              76,095
Centene Corp.(b)                                   1,310              36,484
CIGNA Corp.                                          600              55,188
Community Health Systems, Inc.(b)                  1,350              49,208
Covance, Inc.(b)                                   1,230              56,137
Coventry Health Care, Inc.(b)                      2,044             139,871
Cross Country Healthcare, Inc.(b)                    910              14,660
Curative Health Services, Inc.(b)                    390                 616
Express Scripts, Inc.(b)                             410              36,752
Gentiva Health Services, Inc.(b)                     680              13,314
HCA, Inc.                                          1,750              97,720
Health Net, Inc.(b)                                2,000              68,060
Henry Schein, Inc.(b)                              1,680              63,017
Hooper Holmes, Inc.                                1,840               6,734
Humana, Inc.(b)                                      640              22,176
LabOne, Inc.(b)                                      560              19,645
Laboratory Corp. of America Holdings(b)              560              27,720
LifePoint Hospitals, Inc.(b)                       1,014              45,082
Lincare Holdings, Inc.(b)                          1,910              81,519
Manor Care, Inc.                                     350              11,673
MAXIMUS, Inc.                                        720              22,104
McKesson Corp.                                     1,460              54,020
OCA, Inc.(b)                                       1,430               5,806
Odyssey Healthcare, Inc.(b)                        1,010              11,544
Omnicare, Inc.                                     2,040              70,727
Owens & Minor, Inc.                                1,140              33,071
PacifiCare Health Systems, Inc.(b)                 1,690             100,994
PAREXEL International Corp.(b)                       860              15,678
Pediatrix Medical Group, Inc.(b)                     770              52,429
Pharmaceutical Product Development, Inc.(b)        1,720              78,054
Priority Healthcare Corp.(b)                       1,340              30,525

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                  SHARES              VALUE
                                                  ------              -----
Quest Diagnostics, Inc.                              470          $   49,726
RehabCare, Inc.(b)                                   500              15,010
Renal Care Group, Inc.(b)                          1,250              47,688
Sierra Health Services, Inc.(b)                      880              56,927
Sunrise Senior Living, Inc.(b)                       620              31,769
United Surgical Partners International, Inc.(b)      990              43,808
UnitedHealth Group, Inc.                           2,710             256,121
VCA Antech, Inc.(b)                                1,430              33,290
WellPoint, Inc.(b)                                 1,300             166,074
                                                                 -----------
                                                                   2,572,745
                                                                 -----------

HOTELS, RESTAURANTS & LEISURE (1.8%)
Applebee's International, Inc.                     1,450              35,931
Bally Total Fitness Holding Corp.(b)               1,050               3,339
Bob Evans Farms, Inc.                                590              12,036
Brinker International, Inc.(b)                     1,740              58,812
CBRL Group, Inc.                                     950              36,604
CEC Entertainment, Inc.(b)                         1,210              43,802
Cheesecake Factory, Inc.(b)                        1,575              48,337
Darden Restaurants, Inc.                             700              21,000
Hilton Hotels Corp.                                2,250              49,118
IHOP Corp.                                           680              27,812
International Speedway Corp., Class A                990              52,668
Jack In the Box, Inc.(b)                           1,150              42,044
Krispy Kreme Doughnuts, Inc.(b)                    1,020               6,038
Landry's Restaurants, Inc.                           700              18,200
Lone Star Steakhouse & Saloon, Inc.                  680              19,278
Marcus Corp.                                       1,270              24,321
Marriott International, Inc., Class A              1,300              81,575
McDonald's Corp.                                   5,280             154,756
O'Charley's, Inc.(b)                                 670              13,360
Outback Steakhouse, Inc.                           1,490              60,196
P.F. Chang's China Bistro, Inc.(b)                 1,010              56,075
Panera Bread Co., Class A(b)                       1,080              54,022
Papa John's International, Inc.(b)                   490              16,797
RARE Hospitality International, Inc.(b)            1,020              28,376
Ruby Tuesday, Inc.                                 1,150              25,875
Ryan's Restaurant Group, Inc.(b)                   1,190              15,089
Sonic Corp.(b)                                     1,890              60,556
Starbucks Corp.(b)                                 1,770              87,650
Steak n Shake Co.(b)                                 830              15,006
Triarc Cos., Inc., Class B                         2,040              26,194
Wendy's International, Inc.                          700              30,051
YUM! Brands, Inc.                                  1,370              64,335
                                                                 -----------
                                                                   1,289,253
                                                                 -----------

HOUSEHOLD DURABLES (2.3%)
American Greetings Corp., Class A                  1,270              28,766
Applica, Inc.(b)                                     760               1,771
Bassett Furniture Industries, Inc.                   350               6,874
Black & Decker Corp.                                 460              38,470
Blyth, Inc.                                          690              18,913
Centex Corp.                                         590              34,055
Champion Enterprises, Inc.(b)                      2,150              20,296
D. R. Horton, Inc.                                 5,556             169,457
Department 56, Inc.(b)                               340               4,434
Enesco Group, Inc.(b)                                320               1,795
Ethan Allen Interiors, Inc.                        1,120              33,746
Fedders Corp.                                        880               1,751
Fleetwood Enterprises, Inc.(b)                     1,620              12,377
Furniture Brands International, Inc.                 880              17,054
Harman International Industries, Inc.              1,320             103,726
HNI Corp.                                          1,050              53,193
Hovnanian Enterprises, Inc., Class A(b)              980              49,755
Interface, Inc., Class A(b)                        1,520               9,120
KB Home                                              380              21,660
La-Z-Boy, Inc.                                     1,400              16,576
Lancaster Colony Corp.                               570              23,689
Leggett & Platt, Inc.                                760              20,490
Lennar Corp., Class A                              2,810             144,630
Libbey, Inc.                                         380               6,661
M.D.C. Holdings, Inc.                              1,251              81,790
Maytag Corp.                                         250               2,423
Meritage Homes Corp.(b)                              780              49,366
Mohawk Industries, Inc.(b)                         1,250              97,263
National Presto Industries, Inc.                     180               7,020
Newell Rubbermaid, Inc.                            1,120              24,338
NVR, Inc.(b)                                         190             136,486
Pulte Homes, Inc.                                    540              38,583
Russ Berrie & Co., Inc.                              670               8,663
Ryland Group, Inc.                                   950              58,330
Skyline Corp.                                        250               9,025
Snap-on, Inc.                                        210               6,966

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                  ------            -----
Standard-Pacific Corp.                             1,140         $    81,635
Stanley Works                                        370              15,921
Toll Brothers, Inc.(b)                             1,230              93,234
Toro Co.                                           1,320              54,542
Tupperware Corp.                                   1,070              22,577
Whirlpool Corp.                                      420              26,065
                                                                 -----------
                                                                   1,653,486
                                                                 -----------
HOUSEHOLD PRODUCTS (1.3%)
Church & Dwight Co., Inc.                          1,130              40,703
Clorox Co.                                           750              47,475
Colgate-Palmolive Co.                              2,430             120,990
Kimberly-Clark Corp.                               2,140             133,643
Procter & Gamble Co.                              10,230             553,954
WD-40 Co.                                            470              13,179
                                                                 -----------
                                                                     909,944
                                                                 -----------
INDUSTRIAL CONGLOMERATES (3.3%)
3M Co.                                             3,330             254,645
Carlisle Cos., Inc.                                  650              46,683
Chemed Corp.                                         470              33,295
General Electric Co.                              41,830           1,514,246
Honeywell International, Inc.                      3,460             123,730
Lydall, Inc.(b)                                      510               4,559
Standex International Corp.                          330               8,646
Teleflex, Inc.                                       840              44,915
Textron, Inc.                                        660              49,731
Tredegar Corp.                                     1,070              17,398
Tyco International, Ltd.                           8,070             252,672
                                                                 -----------
                                                                   2,350,520
                                                                 -----------
INSURANCE (4.7%)
ACE Ltd.                                           1,210              51,982
AFLAC, Inc.                                        2,140              86,991
Allmerica Financial Corp.(b)                       1,000              33,570
Allstate Corp.                                     2,800             157,247
AMBAC Financial Group, Inc.                          610              40,779
American Financial Group, Inc.                     1,150              35,754
American International Group, Inc.                10,470             532,399
AmerUs Group Co.                                     750              35,258
Aon Corp.                                          1,170              24,395
Arthur J. Gallagher & Co.                          1,590              44,266
Brown & Brown, Inc.                                1,210              52,938
Chubb Corp.                                        1,000              81,780
Cincinnati Financial Corp.                           732              29,456
Delphi Financial Group, Inc., Class A                940              39,029
Everest Re Group, Ltd.                             1,200              98,640
Fidelity National Financial, Inc.                  3,400             109,173
First American Financial Corp.                     1,510              54,058
Fremont General Corp.                              2,160              46,850
Hartford Financial Services Group, Inc.            1,390             100,594
HCC Insurance Holdings, Inc.                       1,140              40,550
Hilb, Rogal & Hobbs Co.                            1,070              37,461
Horace Mann Educators Corp.                          710              11,630
Infinity Property & Casualty Corp.                   610              19,795
Jefferson-Pilot Corp.                                820              41,172
LandAmerica Financial Group, Inc.                    610              30,256
Lincoln National Corp.                               850              38,225
Marsh & McLennan Cos., Inc.                        2,200              61,666
MBIA, Inc.                                           730              38,237
MetLife, Inc.                                      2,980             115,921
MGIC Investment Corp.                                490              28,910
Ohio Casualty Corp.(b)                             1,030              24,154
Old Republic International Corp.                   3,030              71,508
Philadelphia Consolidated Holding Corp.(b)           700              52,500
PMI Group, Inc.                                    1,720              60,475
Presidential Life Corp.                              900              13,059
ProAssurance Corp.(b)                                920              34,509
Progressive Corp.                                    910              83,056
Protective Life Corp.                              1,280              48,947
Prudential Financial, Inc.                         2,400             137,159
Radian Group, Inc.                                 1,680              74,642
RLI Corp.                                            720              30,888
SAFECO Corp.                                         540              28,442
SCPIE Holdings, Inc.(b)                              330               3,630
Selective Insurance Group, Inc.                      820              36,203
St. Paul Travelers Cos., Inc.                      2,840             101,671
StanCorp Financial Group, Inc.                       670              51,268
Stewart Information Services Corp.                   590              21,252
Torchmark Corp.                                      500              26,715
UICI                                               1,260              29,257
Unitrin, Inc.                                      1,190              54,145
UnumProvident Corp.                                1,160              19,395

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                  ------            -----
W.R. Berkley Corp.                                 2,175         $    70,688
XL Capital, Ltd., Class A                            780              54,834
Zenith National Insurance Co.                        670              38,532
                                                                 -----------
                                                                   3,285,911
                                                                 -----------
INTERNET & CATALOG RETAIL (0.1%)
Insight Enterprises, Inc.(b)                       1,380              24,979
J. Jill Group, Inc.(b)                               610               7,649
School Specialty, Inc.(b)                            620              23,008
                                                                 -----------
                                                                      55,636
                                                                 -----------
INTERNET SOFTWARE & SERVICES (0.4%)
Altiris, Inc.(b)                                     740              12,055
Digital Insight Corp.(b)                           1,170              23,482
F5 Networks, Inc.(b)                                 880              37,673
FileNet Corp.(b)                                   1,430              37,895
FindWhat.com (b)                                     930               7,831
J2 Global Communications, Inc.(b)                    900              32,148
McAfee, Inc.(b)                                    3,100              64,820
Napster, Inc.(b)                                   1,240               7,093
Webex Communications, Inc.(b)                      1,500              32,730
Websense, Inc.(b)                                    860              45,623
Zix Corp.(b)                                       1,140               3,135
                                                                 -----------
                                                                     304,485
                                                                 -----------
IT SERVICES (0.7%)
Acxiom Corp.                                       1,660              31,540
Affiliated Computer Services, Inc., Class A(b)       710              33,846
Agilysys, Inc.                                       930              12,295
Bell Microproducts, Inc.(b)                          820               6,560
CACI International, Inc., Class A(b)               1,060              65,846
Carreker Corp.(b)                                    810               3,661
Ciber, Inc.(b)                                     1,910              14,860
Cognizant Technology Solutions Corp., Class A(b)   2,650             111,326
Computer Sciences Corp.(b)                           960              41,741
Electronic Data Systems Corp.                      2,060              39,861
Keane, Inc.(b)                                     1,190              14,161
ManTech International Corp., Class A(b)              910              21,886
SunGard Data Systems, Inc.(b)                      1,350              45,090
Titan Corp.(b)                                     1,600              28,720
Unisys Corp.(b)                                    1,310               8,502
                                                                 -----------
                                                                     479,895
                                                                 -----------
LEISURE EQUIPMENT & PRODUCTS (0.5%)
Action Performance Cos., Inc.                        640               6,778
Arctic Cat, Inc.                                     620              14,682
Brunswick Corp.                                      530              22,260
Callaway Golf Co.                                  1,420              15,308
Eastman Kodak Co.                                  1,210              30,250
Hasbro, Inc.                                         800              15,136
JAKKS Pacific, Inc.(b)                               800              15,032
K2, Inc.(b)                                        1,410              17,935
Mattel, Inc.                                       1,780              32,129
Meade Instruments Corp.(b)                           610               1,806
Nautilus, Inc.                                     1,050              26,103
Polaris Industries, Inc.                           1,510              86,915
SCP Pool Corp.                                     1,720              56,037
Sturm, Ruger & Co., Inc.                             930               6,138
                                                                 -----------
                                                                     346,509
                                                                 -----------
MACHINERY (2.7%)
AGCO Corp.(b)                                      1,600              27,520
Albany International Corp., Class A                  940              29,478
Applied Industrial Technologies, Inc.                840              23,436
Astec Industries, Inc.(b)                            630              14,679
Barnes Group, Inc.                                   600              17,250
Briggs & Stratton Corp.                            1,590              51,468
Caterpillar, Inc.                                  1,550             136,477
Ceradyne, Inc.(b)                                    790              15,689
CLARCOR, Inc.                                        890              45,043
Cummins, Inc.                                        280              19,040
Cuno, Inc.(b)                                        620              31,446
Danaher Corp.                                      1,370              69,363
Deere & Co.                                        1,130              70,670
Dionex Corp.(b)                                      750              32,213
Donaldson Co., Inc.                                1,440              42,840
Dover Corp.                                          950              34,542
Eaton Corp.                                          820              48,134
Esterline Technologies Corp.(b)                      860              27,795
Flowserve Corp.(b)                                   980              27,205
Gardner Denver, Inc.(b)                              670              24,482

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                  SHARES              VALUE
                                                  ------              -----
Graco, Inc.                                        1,250          $   42,213
Harsco Corp.                                         860              46,139
IDEX Corp.                                         1,570              58,483
Illinois Tool Works, Inc.                          1,380             115,672
Ingersoll-Rand Co., Class A                          870              66,877
ITT Industries, Inc.                                 510              46,135
JLG Industries, Inc.                               1,520              30,978
Kaydon Corp.                                         790              21,678
Kennametal, Inc.                                     760              34,428
Lindsay Manufacturing Co.                            320               5,971
Manitowoc Co., Inc.                                1,000              40,000
Milacron, Inc.(b)                                  1,540               3,234
Mueller Industries, Inc.                           1,060              27,454
Navistar International Corp.(b)                      310               9,154
Nordson Corp.                                        610              19,654
Oshkosh Truck Corp.                                1,260              94,689
PACCAR, Inc.                                         830              56,357
Pall Corp.                                           480              12,878
Parker Hannifin Corp.                                600              35,964
Pentair, Inc.                                      2,000              79,560
Reliance Steel & Aluminum Co.                        960              36,221
Robbins & Myers, Inc.                                430               9,374
SPX Corp.                                          1,610              62,291
Stewart & Stevenson Services, Inc.                   830              19,920
Thomas Industries, Inc.                              450              17,762
Timken Co.                                         2,860              71,042
Trinity Industries, Inc.                             840              19,614
Valmont Industries, Inc.                             670              15,584
Wabash National Corp.                                970              24,735
Watts Water Technologies, Inc., Class A              900              28,125
Wolverine Tube, Inc.(b)                              550               3,575
                                                                 -----------
                                                                   1,944,531
                                                                 -----------
MARINE (0.1%)
Alexander & Baldwin, Inc.                            790              32,177
Kirby Corp.(b)                                       730              29,740
Overseas Shipholding Group, Inc.                     670              37,808
                                                                 -----------
                                                                      99,725
                                                                 -----------
MEDIA (2.0%)
4Kids Entertainment, Inc.(b)                         570              11,491
ADVO, Inc.                                           960              27,658
Belo Corp., Class A                                2,500              58,575
Catalina Marketing Corp.                             990              23,018
Clear Channel Communications, Inc.                 2,900              92,626
Dow Jones & Co., Inc.                                470              15,717
Emmis Communications Corp., Class A(b)             1,520              23,454
Entercom Communications Corp.(b)                   1,320              42,544
Gannett Co., Inc.                                  1,470             113,189
Harte-Hanks, Inc.                                  1,680              47,880
Interpublic Group of Cos., Inc.(b)                 1,710              21,991
Knight-Ridder, Inc.                                  660              42,702
Lee Enterprises, Inc.                              1,030              42,755
Macrovision Corp.(b)                               1,000              20,450
McGraw Hill Cos., Inc.                             1,090              94,917
Media General, Inc., Class A                         820              50,250
Meredith Corp.                                       540              25,380
New York Times Co., Class A                          850              28,356
News Corp., Class A                               11,360             173,580
Omnicom Group, Inc.                                  980              81,242
Reader's Digest Association, Inc.                  1,810              30,770
Scholastic Corp.(b)                                  750              26,138
Sonic Solutions (b)                                  750              11,018
Thomas Nelson, Inc.                                  480              11,510
Tribune Co.                                        1,830              70,638
Univision Communications, Inc., Class A(b)         1,810              47,585
Washington Post Co., Class B                         205             177,170
Westwood One, Inc.(b)                              2,010              36,783
                                                                 -----------
                                                                  1, 449,387
                                                                 -----------
METALS & MINING (1.2%)
A.M. Castle & Co.(b)                                 500               5,975
Alcoa, Inc.                                        3,390              98,377
Allegheny Technologies, Inc.                         420               9,408
Arch Coal, Inc.                                    1,230              54,538
Brush Engineered Materials, Inc.(b)                  570               8,157
Carpenter Technology Corp.                           840              46,452
Century Aluminum Co.(b)                              830              19,339
Cleveland-Cliffs, Inc.                               730              42,347
Commercial Metals Co.                              1,770              45,153
Freeport-McMoRan Copper & Gold, Inc., Class B        830              28,768

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                  ------            -----
Massey Energy Co.                                  2,470        $     89,192
Newmont Mining Corp.                               1,930              73,282
Nucor Corp.                                          700              35,770
Peabody Energy Corp.                               2,280              99,795
Phelps Dodge Corp.                                   470              40,350
Quanex Corp.                                         830              41,882
RTI International Metals, Inc.(b)                    620              13,944
Ryerson Tull, Inc.                                   770               8,047
Steel Dynamics, Inc.                                 820              22,288
Steel Technologies, Inc.                             380               7,292
United States Steel Corp.                            520              22,235
Worthington Industries, Inc.                       1,370              22,276
                                                                 -----------
                                                                     834,867
                                                                 -----------

MULTI-UTILITIES (0.7%)
Aquila, Inc.(b)                                    4,780              16,443
Avista Corp.                                       1,300              21,827
Duke Energy Corp.                                  3,780             110,338
Dynegy, Inc., Class A(b)                           1,580               5,293
NiSource, Inc.                                     1,140              26,494
Questar Corp.                                      1,810             105,704
SCANA Corp.                                        2,170              84,283
Vectren Corp.                                      1,320              35,653
Westar Energy, Inc.                                1,470              33,663
Williams Cos., Inc.                                2,090              35,572
                                                                 -----------
                                                                     475,270
                                                                 -----------
MULTILINE RETAIL (2.2%)
99 Cents Only Stores(b)                            1,170              12,964
Big Lots, Inc.(b)                                    350               3,563
BJ's Wholesale Club, Inc.(b)                       1,260              33,579
Burlington Coat Factory Warehouse Corp.              920              25,346
Costco Wholesale Corp.                             1,940              78,725
Dillard's, Inc., Class A                             310               7,214
Dollar General Corp.                               1,210              24,624
Dollar Tree Stores, Inc.(b)                        1,990              48,735
Family Dollar Stores, Inc.                           600              16,188
Federated Department Stores, Inc.                    790              45,425
Fred's, Inc.                                       1,080              15,595
J.C. Penney Co., Inc.                              1,170              55,470
Kohl's Corp.(b)                                    1,420              67,592
May Department Stores Co.                          1,240              43,499
Nieman Marcus Group, Inc., Class A                 1,010              99,303
Nordstrom, Inc.                                      590              29,990
Saks, Inc.(b)                                      2,340              39,874
Sears Holdings Corp.(b)                              418              56,530
ShopKo Stores, Inc.(b)                               860              20,606
Stein Mart, Inc.(b)                                1,010              20,463
Target Corp.                                       3,680             170,751
Wal-Mart Stores, Inc.                             13,630             642,517
                                                                 -----------
                                                                   1,558,553
                                                                 -----------
OFFICE ELECTRONICS (0.2%)
Xerox Corp.(b)                                     3,600              47,700
Zebra Technologies Corp., Class A(b)               1,550              74,028
                                                                 -----------
                                                                     121,728
                                                                 -----------
OIL, GAS & CONSUMABLE FUELS (5.9%)
Amerada Hess Corp.                                   440              41,206
Anadarko Petroleum Corp.                           1,030              75,231
Apache Corp.                                       1,330              74,866
Ashland, Inc.                                        360              24,206
Burlington Resources, Inc.                         1,490              72,429
Cabot Oil  & Gas Corp.                             1,650              48,576
ChevronTexaco Corp.                                8,610             447,720
Cimarex Energy Co.(b)                              1,090              38,695
ConocoPhillips                                     2,960             310,356
Devon Energy Corp.                                 1,890              85,371
EOG Resources, Inc.                                  950              45,173
Equitable Resources, Inc.                          1,210              69,744
Exxon Mobil Corp.                                 25,210           1,437,726
Forest Oil Corp.(b)                                  960              36,989
Frontier Oil Corp.                                   920              38,714
Kerr-McGee Corp.                                     750              58,200
Marathon Oil Corp.                                 1,470              68,458
Murphy Oil Corp.                                   1,780             158,580
Newfield Exploration Co.(b)                        1,230              87,367
Noble Corp.                                          570              29,013
Occidental Petroleum Corp.                         1,640             113,160
Patina Oil & Gas Corp.                             2,140              82,176
Penn Virginia Corp.                                  590              24,231
Petroleum Development Corp.(b)                       460              11,776
Pioneer Natural Resources Co.                      2,670             108,562
Plains Exploration & Production Co.(b)             1,310              42,156
Pogo Producing Co.                                 1,130              50,861

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                  SHARES              VALUE
                                                  ------              -----
Remington Oil & Gas Corp.(b)                         730          $   21,294
Spinnaker Exploration Co.(b)                         940              30,089
St. Mary Land & Exploration Co.                    2,010              43,617
Stone Energy Corp.(b)                                760              34,154
Sunoco, Inc.                                         380              37,719
Swift Energy Co.(b)                                  760              20,011
Unocal Corp.                                       1,160              63,278
Valero Energy Corp.                                1,100              75,383
Vintage Petroleum, Inc.                            1,730              49,980
Western Gas Resources, Inc.                        1,220              40,760
XTO Energy, Inc.                                   1,266              38,195
                                                                 -----------
                                                                   4,136,022
                                                                 -----------

PAPER & FOREST PRODUCTS (0.6%)
Bowater, Inc.                                      1,120              36,389
Buckeye Technologies, Inc.(b)                      1,110               8,769
Chesapeake Corp.                                     550              10,681
Deltic Timber Corp.                                  390              13,826
Georgia-Pacific Corp.                              1,020              34,955
International Paper Co.                            2,030              69,608
Louisiana-Pacific Corp.                              440              10,824
MeadWestvaco Corp.                                   900              26,505
Neenah Paper, Inc.                                   430              12,939
Pope & Talbot, Inc.                                  510               6,656
Potlatch Corp.                                       640              30,227
Rayonier, Inc.                                     1,080              54,281
Wausau-Mosinee Paper Corp.                         1,480              19,640
Weyerhaeuser Co.                                   1,250              85,762
                                                                 -----------
                                                                     421,062
                                                                 -----------

PERSONAL PRODUCTS (0.5%)
Alberto-Culver Co.                                   390              17,355
Avon Products, Inc.                                1,950              78,156
Gillette Co.                                       4,170             215,338
Natures Sunshine Products, Inc.                      550               8,245
NBTY, Inc.(b)                                      1,980              42,214
                                                                 -----------
                                                                     361,308
                                                                 -----------
PHARMACEUTICALS (4.4%)
Abbott Laboratories                                6,750             331,830
Allergan, Inc.                                       810              57,016
Alpharma, Inc., Class A                            1,520              14,349
Bradley Pharmaceuticals, Inc.(b)                     530               4,738
Bristol-Myers Squibb Co.                           8,170             212,420
Eli Lilly & Co.                                    4,970             290,596
Forest Laboratories, Inc.(b)                       1,700              60,656
Hospira, Inc.(b)                                     660              22,143
IVAX Corp.(b)                                      4,440              83,916
Johnson & Johnson                                 12,290             843,462
King Pharmaceuticals, Inc.(b)                      1,020               8,160
Medco Health Solutions, Inc.(b)                    1,220              62,183
Medicis Pharmaceutical Corp., Class A              1,950              54,795
Merck & Co., Inc.                                  9,190             311,541
MGI Pharma, Inc.(b)                                2,500              55,125
Mylan Laboratories, Inc.                           1,370              22,605
Par Pharmaceutical Cos., Inc.(b)                     860              25,826
Perrigo Co.                                        1,790              32,793
Schering-Plough Corp.                              5,950             124,177
Sepracor, Inc.(b)                                  2,150             128,828
SFBC International, Inc.(b)                          560              17,472
Valeant Pharmaceuticals International              1,960              40,670
Watson Pharmaceuticals, Inc.(b)                      780              23,400
Wyeth                                              5,830             262,000
                                                                 -----------
                                                                   3,090,701
                                                                 -----------
REAL ESTATE (2.0%)
AMB Property Corp.                                 1,700              66,283
Apartment Investment & Management Co., Class A       640              24,397
Archstone-Smith Trust                                880              31,654
Capital Automotive REIT                            1,160              39,417
Colonial Properties Trust                          1,220              47,153
Commercial Net Lease Realty                        1,340              25,433
CRT Properties, Inc.                                 900              20,781
Developers Diversified Realty Corp.                2,180              92,518
Entertainment Properties Trust                       850              36,720
Equity Office Properties Trust                     1,640              51,611
Equity Residential                                 1,200              41,220
Essex Property Trust, Inc.                           890              67,596
Gables Residential Trust                             890              32,619
Glenborough Realty Trust, Inc.                       990              20,335
Highwood Properties, Inc.                            930              26,161
Hospitality Properties Trust                       1,290              53,896
Kilroy Realty Corp.                                  930              40,576
Lexington Corp. Properties Trust                   1,310              30,104
Liberty Property Trust                             1,690              67,313

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                  ------            -----
Mack-Cali Realty Corp.                             1,110         $    48,829
New Century Financial Corp.                        1,710              77,719
New Plan Excel Realty Trust                        1,740              44,909
Parkway Properties, Inc.                             540              24,624
Plum Creek Timber Co., Inc.                          800              27,632
ProLogis                                             880              34,839
Regency Centers Corp.                              1,340              70,551
Shurgard Storage Centers, Inc., Class A            1,630              68,183
Simon Property Group, Inc.                         1,220              80,604
Sovran Self Storage, Inc.                            550              23,513
United Dominion Realty Trust, Inc.                 2,410              53,382
Weingarten Realty Investors                        1,640              59,056
                                                                 -----------
                                                                   1,429,628
                                                                 -----------
ROAD & RAIL (1.1%)
Arkansas Best Corp.                                  680              21,440
Burlington Northern Santa Fe Corp.                 1,740              83,955
C.H. Robinson Worldwide, Inc.                      1,690              87,204
CSX Corp.                                            960              38,525
Forward Air Corp.                                    915              22,015
GATX Corp.                                           930              30,430
Heartland Express, Inc.                            1,900              35,226
J.B. Hunt Transport Services, Inc.                 1,290              50,426
Kansas City Southern(b)                            2,250              42,570
Knight Transportation, Inc.                        1,400              29,582
Landstar System, Inc.(b)                           1,840              56,396
Norfolk Southern Corp.                             1,590              49,926
Swift Transportation Co., Inc.(b)                  1,220              26,023
Union Pacific Corp.                                1,430              91,419
USF Corp.                                            930              39,646
Werner Enterprises, Inc.                           1,310              24,340
Yellow Roadway Corp.(b)                              960              47,040
                                                                 -----------
                                                                     776,163
                                                                 -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
Actel Corp.(b)                                       690               9,681
Adaptec, Inc.(b)                                   3,220              11,785
Advanced Energy Industries, Inc.(b)                  850               8,993
Advanced Micro Devices, Inc.(b)                    1,480              21,060
Alliance Semiconductor Corp.(b)                    1,010               1,596
Altera Corp.(b)                                    1,390              28,815
Analog Devices, Inc.                               1,740              59,351
Applied Materials, Inc.(b)                         6,100              90,707
Applied Micro Circuits Corp.(b)                    1,240               3,311
Atmel Corp.(b)                                     8,110              18,734
Atmi, Inc.(b)                                      1,230              28,185
Axcelis Technologies, Inc.(b)                      2,700              16,767
Brooks Automation, Inc.(b)                         1,290              16,589
Cabot Microelectronics Corp.(b)                      560              16,122
Cohu, Inc.                                           590              10,532
Credence Systems Corp.(b)                          1,650              10,379
Cree, Inc.(b)                                      1,550              37,495
Cymer, Inc.(b)                                     1,320              32,723
Cypress Semiconductor Corp.(b)                     2,330              27,937
ESS Technology, Inc.(b)                            1,090               4,186
Fairchild Semiconductor International, Inc.(b)     2,080              27,976
FEI Co.(b)                                           960              17,309
Freescale Semiconductor, Inc., Class B(b)          1,584              29,874
Helix Technology Corp.                               720               8,672
Integrated Circuit Systems, Inc.(b)                1,170              21,376
Integrated Device Technology, Inc.(b)              1,780              19,046
Intel Corp.                                       24,580             578,122
International Rectifier Corp.(b)                   1,440              61,258
KLA-Tencor Corp.                                   1,020              39,800
Kulicke & Soffa Industries, Inc.(b)                1,420               7,256
Lam Research Corp.(b)                              2,740              70,281
Lattice Semiconductor Corp.(b)                     1,950               8,892
Linear Technology Corp.                            1,460              52,180
LSI Logic Corp.(b)                                 1,420               7,611
LTX Corp.(b)                                       1,140               4,378
Maxim Integrated Products, Inc.                    1,630              60,962
Micrel, Inc.(b)                                    1,460              13,724
Microchip Technology, Inc.                         4,040             115,059
Micron Technology, Inc.(b)                         2,200              21,362
Microsemi Corp.(b)                                 1,720              29,102
MPS Group, Inc.(b)                                 1,780              14,222
National Semiconductor Corp.                       1,340              25,567
Novellus Systems, Inc.(b)                            670              15,698
Pericom Semiconductor Corp.(b)                       770               6,453
Photronics, Inc.(b)                                  890              14,151
PMC-Sierra, Inc.(b)                                  640               5,158

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                  SHARES              VALUE
                                                  ------              -----
Power Integrations, Inc.(b)                        1,040          $   22,620
Qlogic Corp.(b)                                      560              18,614
RF Micro Devices, Inc.(b)                          3,190              12,505
Rudolph Technologies, Inc.(b)                        480               6,192
Semtech Corp.(b)                                   1,240              20,944
Silicon Laboratories, Inc.(b)                      1,000              25,400
Skyworks Solutions, Inc.(b)                        4,380              22,951
Standard Microsystems Corp.(b)                       490               6,934
Supertex, Inc.(b)                                    330               4,706
Teradyne, Inc.(b)                                    660               7,273
Texas Instruments, Inc.                            6,970             173,971
TriQuint Semiconductor, Inc.(b)                    2,370               7,015
Ultratech, Inc.(b)                                   750              11,940
Varian Semiconductor Equipment Associates,
   Inc.(b)                                         1,330              49,596
Xilinx, Inc.                                       1,560              42,026
                                                                 -----------
                                                                   2,163,124
                                                                 -----------
SOFTWARE (3.9%)
Activision, Inc.(b)                                3,466              50,118
Adobe Systems, Inc.                                1,180              70,174
Advent Software, Inc.(b)                             680              12,131
ANSYS, Inc.(b)                                     1,060              32,266
Ascential Software Corp.(b)                        1,200              22,164
Autodesk, Inc.                                     1,020              32,467
BMC Software, Inc.(b)                                900              14,580
Cadence Design Systems, Inc.(b)                    4,710              65,940
Captaris, Inc.(b)                                  1,110               4,063
Cerner Corp.(b)                                    1,180              68,511
Citrix Systems, Inc.(b)                              750              16,875
Cognex Corp.                                       1,460              31,886
Computer Associates International, Inc.            2,300              61,870
Compuware Corp.(b)                                 1,610               9,580
Concord Communications, Inc.(b)                      650              10,693
Dendrite International, Inc.(b)                    1,240              19,121
Electronic Arts, Inc.(b)                           1,350              72,076
EPIQ Systems, Inc.(b)                                580               8,799
Fair Issac Corp.                                   1,450              47,676
Gartner, Inc., Class A(b)                          2,140              18,062
Gerber Scientific, Inc.(b)                           650               4,602
Hyperion Solutions Corp.(b)                        1,420              57,751
Inter-Tel, Inc.                                      740              14,090
Internet Security Systems, Inc.(b)                 1,650              32,093
Intuit, Inc.(b)                                      940              37,882
Jack Henry & Associates, Inc.                      1,720              29,567
JDA Software Group, Inc.(b)                          940               9,626
Kronos, Inc.(b)                                    1,120              43,736
Macromedia, Inc.(b)                                1,670              66,149
Manhattan Associates, Inc.(b)                      1,010              19,069
MapInfo Corp.(b)                                     730               8,271
Mentor Graphics Corp.(b)                           1,430              12,784
Mercury Interactive Corp.(b)                         530              21,905
MICROS Systems, Inc.(b)                            1,300              51,545
Microsoft Corp.                                   39,970           1,011,240
MRO Software, Inc.(b)                                790              10,104
National Instruments Corp.                         1,360              29,294
Novell, Inc.(b)                                    1,500               8,865
Oracle Corp.(b)                                   16,950             195,941
Parametric Technology Corp.(b)                     1,230               6,544
Phoenix Technologies, Ltd.(b)                        840               6,796
Progress Software Corp.(b)                         1,260              33,617
Radiant Systems, Inc.(b)                             890               7,654
RadiSys Corp.(b)                                     590               8,260
Reynolds & Reynolds Co., Class A                   1,160              30,589
RSA Security, Inc.(b)                              1,370              14,714
SERENA Software, Inc.(b)                           1,200              22,836
Siebel Systems, Inc.(b)                            1,980              17,820
SPSS, Inc.(b)                                        570               9,171
Sybase, Inc.(b)                                    1,710              32,370
Symantec Corp.(b)                                  2,800              52,584
Synopsys, Inc.(b)                                  2,730              44,881
TALX Corp.                                           705              17,428
THQ, Inc.(b)                                       1,350              34,047
Transaction Systems Architects, Inc.(b)              710              14,718
VERITAS Software Corp.(b)                          1,790              36,856
Verity, Inc.(b)                                    1,710              14,022
Wind River Systems, Inc.(b)                        1,540              19,989
                                                                 -----------
                                                                   2,758,462
                                                                 -----------
SPECIALTY RETAIL (4.2%)
Aaron Rents, Inc.                                  1,440              31,622
Abercrombie & Fitch Co., Class A                   1,740              93,872
Advance Auto Parts, Inc.(b)                        1,470              78,425
Aeropostale, Inc.(b)                               1,030              28,768

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                  SHARES              VALUE
                                                  ------              -----
American Eagle Outfitters, Inc.                    2,480          $   65,026
AnnTaylor Stores Corp.(b)                          1,310              32,082
AutoNation, Inc.(b)                                  930              16,991
AutoZone, Inc.(b)                                    340              28,220
Barnes & Noble, Inc.(b)                            1,200              42,720
Bed Bath & Beyond, Inc.(b)                         1,280              47,629
Best Buy Co., Inc.                                 1,320              66,449
Borders Group, Inc.                                1,270              30,721
Building Materials Holding Corp.                     470              25,822
Cato Corp., Class A                                  590              15,163
CDW Corp.                                          1,520              83,129
Chico's FAS, Inc.(b)                               3,390              86,886
Children's Place Retail Stores, Inc.(b)              720              26,791
Christopher & Banks Corp.                          1,020              15,932
Circuit City Stores, Inc.                            780              12,324
Claire's Stores, Inc.                              1,670              36,439
Copart, Inc.(b)                                    1,500              32,520
Cost Plus, Inc.(b)                                   680              15,769
Dress Barn, Inc.(b)                                  830              14,276
Electronics Boutique Holdings Corp.(b)               640              35,667
Finish Line, Inc., Class A                         1,190              21,444
Foot Locker, Inc.                                  2,670              71,182
GameStop Corp., Class B(b)                         1,589              37,087
Gap, Inc.                                          3,060              65,331
Genesco, Inc.(b)                                     660              16,982
Goody's Family Clothing, Inc.                        940               7,755
Group 1 Automotive, Inc.(b)                          610              15,342
Guitar Center, Inc.(b)                               860              42,441
Gymboree Corp.(b)                                    860               9,830
Hancock Fabrics, Inc.                                570               3,374
Haverty Furniture Cos., Inc.                         620               8,897
Hibbet Sporting Goods, Inc.(b)                       750              20,228
Home Depot, Inc.                                   8,780             310,548
Hot Topic, Inc.(b)                                 1,350              26,987
Hughes Supply, Inc.                                1,880              49,068
Jo-Ann Stores, Inc.(b)                               640              16,192
Lawson Products, Inc.                                210               8,091
Limited Brands                                     1,500              32,535
Linens 'n Things, Inc.(b)                          1,440              33,595
Lowe's Cos., Inc.                                  3,250             169,357
Men's Wearhouse, Inc.(b)                           1,140              47,048
Michaels Stores, Inc.                              2,560              84,992
Movie Gallery, Inc.                                  880              23,786
O'Reilly Automotive, Inc.(b)                       1,050              53,886
Office Depot, Inc.(b)                              1,140              22,321
OfficeMax, Inc.                                      440              14,291
Pacific Sunwear of California, Inc.(b)             1,300              29,393
Payless ShoeSource, Inc.(b)                        1,140              15,572
Pep Boys - Manny, Moe & Jack, Inc.                 1,610              22,830
PETsMart, Inc.                                     2,690              71,689
Pier 1 Imports, Inc.                               1,470              21,344
RadioShack Corp.                                     640              15,981
Regis Corp.                                          830              29,656
Rent-A-Center, Inc.(b)                             1,240              29,810
Ross Stores, Inc.                                  2,700              72,144
Select Comfort Corp.(b)                            1,190              26,323
Sherwin-Williams Co.                                 500              22,285
Sonic Automotive, Inc.                             1,130              22,227
Stage Stores, Inc.(b)                                600              22,692
Staples, Inc.                                      2,865              54,636
TBC Corp.(b)                                         660              17,266
Tiffany & Co.                                        660              19,899
TJX Cos., Inc.                                     1,790              40,544
Too, Inc.(b)                                       1,110              25,541
Toys "R" Us, Inc.(b)                                 860              21,801
Tractor Supply Co.(b)                              1,160              46,655
United Rentals, Inc.(b)                            1,350              24,827
Urban Outfitters, Inc.(b)                          1,290              57,147
Williams-Sonoma, Inc.(b)                           2,230              74,683
Zale Corp.(b)                                      1,510              40,815
                                                                 -----------
                                                                   3,001,593
                                                                 -----------
TEXTILES APPAREL & LUXURY GOODS (0.7%)
Ashworth, Inc.(b)                                    430               4,726
Brown Shoe Company, Inc.                             580              17,922
Coach, Inc.(b)                                     1,600              42,880
Fossil, Inc.(b)                                    1,740              40,472
Haggar Corp.                                         220               4,268
Jones Apparel Group, Inc.                            450              13,703
K-Swiss, Inc., Class A                               910              27,300

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                  SHARES              VALUE
                                                  ------              -----
Kellwood Co.                                         740         $    18,900
Liz Claiborne, Inc.                                  410              14,526
NIKE, Inc., Class B                                1,140              87,563
OshKosh B'Gosh, Inc., Class A                        340               8,959
Oxford Industries, Inc.                              520              19,042
Phillips-Van Heusen Corp.                            870              22,516
Quiksilver, Inc.(b)                                1,830              50,417
Reebok International, Ltd.                           230               9,340
Russell Corp.                                        850              14,884
Stride Rite Corp.                                    950              11,590
Timberland Co., Class A(b)                           660              45,573
V.F. Corp.                                           480              27,163
Wellman, Inc.                                        940              10,114
Wolverine World Wide, Inc.                         1,635              33,174
                                                                 -----------
                                                                     525,032
                                                                 -----------
THRIFTS & MORTGAGE FINANCE (1.0%)
Anchor BanCorp of Wisconsin, Inc.                    500              13,210
Astoria Financial Corp.                            1,725              45,730
BankAtlantic Bancorp, Inc., Class A                1,730              29,514
BankUnited Financial Corp., Class A                  760              18,149
Brookline Bancorp, Inc.                            1,560              23,400
Commercial Federal Corp.                             880              22,977
Dime Community Bancshares, Inc.                      830              12,317
Downey Financial Corp.                               780              50,489
FirstFed Financial Corp.(b)                          480              24,302
Flagstar Bancorp, Inc.                             1,510              28,750
Golden West Financial Corp.                        1,220              76,043
Independence Community Bank Corp.                  1,330              47,454
IndyMac Bancorp., Inc.                             1,180              45,406
MAF Bancorp, Inc.                                    810              32,708
New York Community Bancorp, Inc.                   4,450              78,765
Sovereign Bancorp, Inc.                            1,130              23,244
Washington Federal, Inc.                           1,100              24,519
Washington Mutual, Inc.                            3,430             141,728
                                                                 -----------
                                                                     738,705
                                                                 -----------
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.                                       1,390              74,448
Genuine Parts Co.                                    750              32,175
W.W. Grainger, Inc.                                  510              28,198
                                                                 -----------
                                                                     134,821
WATER UTILITIES (0.1%)
American States Water Co.                            460              11,684
Aqua America, Inc.                                 1,660              44,256
                                                                 -----------
                                                                      55,940
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Boston Communications Group, Inc.(b)                 880               4,893
Nextel Communications, Inc., Class A(b)            4,700             131,553
Telephone & Data Systems, Inc.                     1,300             100,347
                                                                 -----------
                                                                     236,793
                                                                 -----------

TOTAL COMMON STOCKS                                              $74,885,498
                                                                 -----------
SHORT-TERM INVESTMENTS (0.0%)
SSgA Prime Money Market Fund, 2.71%(c)                 1                   1
                                                                 -----------
TOTAL SHORT TERM INVESTMENTS                                               1
                                                                 -----------
TOTAL INVESTMENTS
   (Cost $73,336,732)(a) (105.9%)                                $74,885,499
LIABILITIES IN EXCESS OF OTHER ASSETS (5.9)%                      (4,154,442)
     NET ASSETS (100.0%)                                         $70,731,057
                                                                 ===========
Percentages indicated are based on net assets of                $70,731,057.

(a) Cost for federal income tax purposes is $73,387,279. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:
       Unrealized appreciation                                    $4,963,686
       Unrealized depreciation                                    (3,465,466)
       Net unrealized appreciation                                $1,498,220
(b) Represents non-income producing security.
(c) Rate shown represents the rate as of April 30, 2005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                SHARES OR
                                                                PRINCIPAL
                                                                 AMOUNT                   VALUE
                                                                ---------                 -----
CORPORATE BONDS (22.2%)

AUTO MANUFACTURERS (0.6%)
DaimlerChrysler NA Holding Corp., 7.20%, 9/1/09                 $  500,000             $  529,905
                                                                                      -----------
BANKS (2.8%)
Bank of America Corp., 4.875%, 9/15/12                             500,000                507,276
Bank One Capital III, 8.75%, 9/1/30                                500,000                672,208
Bank One Corp., 5.25%, 1/30/13                                     500,000                511,492
J.P. Morgan & Co., Inc., 5.27%, 2/15/12(b)                         500,000                542,535
Wells Fargo & Co., 4.95%, 10/16/13                                 500,000                505,034
                                                                                      -----------
                                                                                        2,738,545
                                                                                      -----------
BROKERAGE SERVICES (2.1%)
Bear Stearns Co., Inc., 4.50%, 10/28/10                            500,000                496,534
Citigroup, Inc., 4.875%, 5/7/15                                    500,000                497,725
Goldman Sachs Group, Inc., 4.75%, 7/15/13                          500,000                491,295
Lehman Brothers Holdings, Inc., 7.00%, 11/1/14(b)                  500,000                490,300
                                                                                      -----------
                                                                                        1,975,854
                                                                                      -----------
COMPUTERS (0.5%)
Hewlett-Packard Co., 5.75%, 12/15/06                               500,000                513,156
                                                                                      -----------
CONSUMER STAPLES (0.5%)
Safeway, Inc., 4.95%, 8/16/10                                      500,000                497,533
                                                                                      -----------
COSMETICS/TOILETRIES (0.5%)
Procter & Gamble Co., 4.95%, 8/15/14                               500,000                509,922
                                                                                      -----------
FINANCIAL SERVICES (2.6%)
Boeing Capital Corp., 5.80%, 1/15/13                               500,000                531,960
Countrywide Home Loan, Inc., 4.00%, 3/22/11                        500,000                478,828
HSBC Finance Corp., 4.75%, 5/15/09                                 500,000                504,162
SLM Corp., 4.17%, 3/2/09(b)                                        500,000                501,355
SLM Corp., 5.00%, 6/15/18, Callable 6/15/08 @ 100                  500,000                484,231
                                                                                      -----------
                                                                                        2,500,536
                                                                                      -----------
FORESTRY (0.6%)
Weyerhaeuser Co., 5.95%, 11/1/08                                   500,000                525,580
                                                                                      -----------

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                SHARES OR
                                                                PRINCIPAL
                                                                 AMOUNT                   VALUE
                                                                ---------                 -----
INSURANCE (2.6%)
Allstate Corp., 5.00%, 8/15/14                                  $  500,000            $  506,476
GE Global Insurance Holding Corp., 6.45%, 3/1/19                   500,000               517,465
Phoenix Life Insurance, 7.15%, 12/15/34                            405,000               421,865
Principal Life, Inc., 4.41%, 3/1/12(b)                           1,000,000               988,999
                                                                                      ----------
                                                                                       2,434,805
                                                                                      ----------
MORTGAGE BACKED SECURITIES -- FINANCIAL SERVICES (2.8%)
American Business Financial Services
Mortgage Loan Trust, 6.99%, 12/25/31                               730,046               745,002
Wells Fargo Mortgage Backed Securities, 4.45%, 10/25/33(b)       1,928,893             1,888,507
                                                                                      ----------
                                                                                       2,633,509
                                                                                      ----------
OIL & GAS -- INTEGRATED (0.6%)
ConocoPhillips Co., 6.65%, 7/15/18                                 500,000               577,388
                                                                                      ----------
PHARMACEUTICALS (0.6%)
Eli Lilly & Co., 6.00%, 3/15/12                                    500,000               546,953
                                                                                      ----------
RESEARCH & DEVELOPMENT (1.1%)
Science Applications International Corp., 6.75%, 2/1/08          1,000,000             1,066,383
                                                                                      ----------
RETAIL (0.5%)
AutoZone, Inc., 4.75%, 11/15/10                                    500,000               488,655
                                                                                      ----------
SEMICONDUCTORS (0.6%)
Applied Materials, Inc., 7.125%, 10/15/17                          500,000               577,789
                                                                                      ----------
TRANSPORTATION (0.5%)
Union Pacific Corp., 3.625%, 6/1/10                                500,000               476,246
                                                                                      ----------
UTILITIES -- ELECTRIC & GAS (1.1%)
Duke Energy Corp., 6.25%, 1/15/12                                  500,000               539,786
Pepco Holdings, Inc., 5.50%, 8/15/07                               500,000               510,707
                                                                                      ----------
                                                                                       1,050,493
                                                                                      ----------
UTILITIES -- TELECOMMUNICATIONS (1.6%)
BellSouth Corp., 6.00%, 11/15/34                                   500,000               515,554

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                SHARES OR
                                                                PRINCIPAL
                                                                 AMOUNT                  VALUE
                                                                ---------                -----
GTE California, Inc., 6.70%, 9/1/09                             $  500,000            $   535,534
Verizon New England, Inc., 4.75%, 10/1/13                          500,000                486,368
                                                                                      -----------
                                                                                        1,537,456
                                                                                      -----------
TOTAL CORPORATE BONDS                                                                  21,180,708
                                                                                      -----------
U.S. GOVERNMENT AGENCIES (20.4%)

FEDERAL HOME LOAN BANK (9.5%)
3.50%, 8/15/06 - 5/15/07                                         2,000,000              1,988,184
3.15%, 1/29/07                                                   1,000,000                988,424
4.25%, 5/15/09                                                   1,000,000              1,002,768
2.75%, 10/22/09, Callable 7/22/05 @ 100                          2,000,000              1,950,124
3.00%, 7/15/11, Callable 7/15/05 @ 100                           1,000,000                967,171
5.75%, 8/15/11                                                   2,000,000              2,141,859
                                                                                      -----------
                                                                                        9,038,530
                                                                                      -----------
FEDERAL HOME LOAN MORTGAGE CORP. (5.0%)
4.25%, 10/28/10                                                  1,000,000                997,104
6.25%, 3/5/12, Callable 3/5/07 @ 100                               525,000                543,919
4.40%, 6/19/13, Callable 6/19/05 @ 100                           2,000,000              1,958,258
6.75%, 9/15/29                                                   1,000,000              1,251,454
                                                                                      -----------
                                                                                        4,750,735
                                                                                      -----------
FEDERAL NATIONAL MORTGAGE ASSOC. (5.9%)
4.11%, 2/17/09(b)                                                1,000,000              1,002,690
3.875%, 2/15/10                                                  2,500,000              2,465,412
4.00%, 8/20/10, Callable 5/16/05 @ 100                             238,000                233,233
4.50%, 5/28/15, Callable 5/28/05 @ 100                           2,000,000              1,945,190
                                                                                      -----------
                                                                                        5,646,525
                                                                                      -----------
TOTAL U.S. GOVERNMENT AGENCIES                                                         19,435,790
                                                                                      -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (30.0%)

FEDERAL HOME LOAN MORTGAGE CORP. (7.5%)
5.50%, 3/1/23                                                    2,526,716              2,562,002
6.00%, 9/1/34                                                    2,547,611              2,616,524
4.56%, 1/1/35(b)                                                 2,000,000              1,994,404
                                                                                      -----------
                                                                                        7,172,930
                                                                                      -----------

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2005

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                SHARES OR
                                                                PRINCIPAL
                                                                 AMOUNT                  VALUE
                                                                ---------                -----
FEDERAL NATIONAL MORTGAGE ASSOC. (22.5%)
4.50%, 7/1/18 - 6/1/19                                          $2,972,827            $ 2,943,387
5.00%, 10/1/24 - 1/1/35                                          8,176,141              8,111,403
5.50%, 6/1/34 - 12/1/34                                          3,928,651              3,968,744
4.43%, 7/1/34                                                    1,871,372              1,893,303
4.60%, 7/1/34                                                    2,584,563              2,595,216
6.00%, 11/1/34                                                   1,940,159              1,993,535
                                                                                      -----------
                                                                                       21,505,588
                                                                                      -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS                               28,678,518
                                                                                      -----------
U.S. TREASURY OBLIGATIONS (22.8%)
2.50%, 9/30/06                                                   5,300,000              5,224,846
4.00%, 6/15/09                                                   4,000,000              4,024,688
3.375%, 10/15/09                                                 6,300,000              6,173,509
4.25%, 11/15/13                                                  5,050,000              5,086,496
6.00%, 2/15/26                                                   1,000,000              1,183,242
                                                                                      -----------
TOTAL U.S. TREASURY OBLIGATIONS                                                        21,692,781
                                                                                      -----------
SHORT-TERM INVESTMENTS (4.6%)
SSgA Prime Money Market Fund, 2.71%(c)                           4,363,140              4,363,140
                                                                                      -----------
TOTAL SHORT-TERM INVESTMENTS                                                            4,363,140
                                                                                      -----------
     TOTAL INVESTMENTS (COST $96,028,061)(a) (100.0%)                                 $95,350,937
                                                                                      -----------
     LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                                         (36,265)
                                                                                      -----------
     NET ASSETS (100.0%)                                                              $95,314,672
                                                                                      ===========
Percentages indicated are based on net assets of 95,314,672
    as of April 30, 2005.
(a) Cost for federal income tax purposes is $96,060,481.
    The gross unrealized appreciation/(depreciation) on a tax
     basis is as follows:
     Unrealized appreciation                                                          $   154,623
     Unrealized depreciation                                                             (864,167)
                                                                                      -----------
     Net unrealized depreciation                                                      $  (709,544)
                                                                                      ===========
(b) Variable rate security. Rate shown represents the rate as of April 30, 2005.
(c) Rate shown represents the rate as of April 30, 2005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES - April 30, 2005

--------------------------------------------------------------------------------

                                                                           DOMESTIC
                                                                            ALL-CAP                SELECT
                                                                          EQUITY FUND             BOND FUND
                                                                          -----------             ---------
ASSETS:
   Investments, at market (indentified cost $73,336,732, $96,028,061)     $74,885,499           $95,350,937
                                                                          -----------           -----------
   Receivables:
   Interest and dividends receivable                                           70,626               753,709
   Receivable for investments sold                                            436,964                     -
   Prepaid Expenses                                                            32,618                28,587
                                                                          -----------           -----------
      Total Assets                                                         75,425,707            96,133,233
                                                                          -----------           -----------
LIABILITIES:
   Payable to custodian                                                       219,446                     -
   Payables for investments purchased                                       4,420,340               749,607
   Accrued expenses and other payables:
   Investment advisory fees                                                     8,910                19,250
   Consulting fees                                                              5,738                 7,448
   Shareholder servicing and distribution fees                                    722                   675
   Accrued expenses                                                            39,494                41,581
                                                                          -----------           -----------
      Total Liabilities                                                     4,694,650               818,561
                                                                          -----------           -----------
NET ASSETS                                                                $70,731,057           $95,314,672
                                                                          ===========           ===========
COMPOSITION OF NET ASSETS:
   Capital                                                                 68,845,235            95,966,771
   Undistributed net investment income                                         37,508               347,834
   Accumulated net realized gain/(loss) on investment transactions            299,547              (322,809)
   Unrealized appreciation/(depreciation) on investments                    1,548,767              (677,124)
                                                                          -----------           -----------
NET ASSETS                                                                $70,731,057           $95,314,672
                                                                          ===========           ===========
INDIVIDUAL CLASS
   Net Assets                                                             $ 2,895,704           $ 3,049,696
   Shares                                                                     113,675               123,329
   Net Assets Value, offering and redemption price per share(1)           $     25.47           $     24.73

INSTITUTIONAL CLASS
   Net Assets                                                             $67,835,353           $92,264,976
   Shares                                                                   2,663,393             3,730,327
   Net Assets Value, offering and redemption price per share(1)           $     25.47           $     24.73

(1) Redemptions of shares within five days of purchase are subject to a 2% redemption fee.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUND, INC.
STATEMENTS OF OPERATION FOR THE PERIOD ENDED - April 30, 2005

--------------------------------------------------------------------------------

                                                                         DOMESTIC
                                                                          ALL-CAP                SELECT
                                                                       EQUITY FUND(a)          BOND FUND(a)
                                                                       --------------          ------------
INVESTMENT INCOME:
   Interest                                                               $     9,897           $ 1,568,533
   Dividends                                                                  680,219                     -
                                                                          -----------           -----------
      Total investment income:                                                690,116             1,568,533
                                                                          -----------           -----------
EXPENSES:
   Investment advisory fees (Note 4)                                           54,244                97,485
   Consulting fees (Note 4)                                                    36,198                39,026
   Administration fees (Note 4)                                                27,122                29,245
   Distribution fees (Note 5)                                                   5,624                 4,730
   Accounting fees                                                             68,637                37,926
   Audit fees                                                                  13,000                13,000
   Custodian fees                                                              61,748                 5,297
   Legal fees                                                                  31,971                35,539
   Registration and filing fees                                                22,176                22,014
   Shareholder reports                                                          5,341                 5,290
   Transfer agent fees                                                         17,036                22,402
   Directors' fees and expenses                                                   187                 5,555
   Miscellaneous fees                                                          12,909                10,496
                                                                          -----------           -----------
      Total Expenses                                                          356,193               328,005
                                                                          -----------           -----------
   Net investment income                                                      333,923             1,240,528
                                                                          -----------           -----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain/(loss) on investments                                    299,547              (278,748)
   Net change in unrealized appreciation/(depreciation) on investments      1,548,767              (677,124)
                                                                          -----------           -----------
   Net realized and unrealized gain/(loss) on investments                   1,848,314              (955,872)
                                                                          -----------           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 2,182,23           $   284,656
                                                                          ===========           ===========

(a) For the period from October 1, 2004 (commencement of operations) through April 30, 2005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUND, INC.
STATEMENTS OF CHANGES IN NET ASSET-FOR THE PERIOD ENDED - April 30, 2005

--------------------------------------------------------------------------------

                                                                         DOMESTIC
                                                                          ALL-CAP                SELECT
                                                                       EQUITY FUND(a)          BOND FUND(a)
                                                                       --------------          ------------
INCREASE IN NET ASSETS FROM OPERATIONS:

   Net investment income                                                  $   333,923           $ 1,240,528
   Net realized gain/(loss) on investments                                    299,547              (278,748)
   Net change in unrealized appreciation/depreciation on investments        1,548,767              (677,124)
                                                                          -----------           -----------
Net increase in net assets resulting from operations                        2,182,237               284,656
                                                                          -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Individual class                                                        (16,106)              (41,542)
      Institutional class                                                    (284,937)             (881,641)
   Net realized capital gains:
      Individual class                                                              -                (1,192)
      Institutional class                                                           -               (16,147)
                                                                          -----------           -----------
Total distributions                                                          (301,043)             (940,522)
                                                                          -----------           -----------
CAPITAL SHARE TRANSACTIONS:
   Net Increase in net assets from Fund share transactions                 68,849,963            95,970,538
                                                                          -----------           -----------
Total Increase in net assets                                               70,731,057            95,314,672
                                                                          -----------           -----------
NET ASSETS:
   Beginning of period                                                              -                     -
                                                                          -----------           -----------
   End of period                                                          $70,731,057           $95,314,672
                                                                          ===========           ===========
Undistributed Net Investment Income                                       $    37,508           $   347,834
                                                                          ===========           ===========

(a) For the period from October 1, 2004 (commencement of operations) through April 30, 2005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUND, INC.
FINANCIAL HIGHLIGHTS
                                                    DOMESTIC ALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each period indicated.

                                                                                       INDIVIDUAL CLASS        INSTITUTIONAL CLASS
                                                                                       ----------------        -------------------
                                                                                         PERIOD ENDED             PERIOD ENDED
                                                                                       APRIL 30, 2005(a)        APRIL 30, 2005(a)
                                                                                       ----------------        -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                        $25.00                  $ 25.00
                                                                                            ------                  -------
INVESTMENT OPERATIONS:
   Net investment income                                                                      0.12                     0.14
   Net realized and unrealized gain on investments                                            0.45                     0.46
                                                                                            ------                  -------
      Total from investment operations                                                        0.57                     0.60
                                                                                            ------                  -------
DISTRIBUTIONS:
   Net investment income                                                                     (0.10)                   (0.13)
                                                                                            ------                  -------
      Total distributions                                                                    (0.10)                   (0.13)
                                                                                            ------                  -------
NET ASSET VALUE, END OF PERIOD                                                              $25.47                  $ 25.47
                                                                                            ======                  =======
TOTAL RETURN                                                                                  2.26%(b)                 2.37%(b)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets, end of period (in 000's)                                                     $2,896                  $67,835
   Ratio of expenses to average net assets                                                    1.21%(c)                 0.96%(c)
   Ratio of net investment income to average net assets                                       0.69%(c)                 0.93%(c)
   Portfolio turnover rate*                                                                  15.93%                   15.93%

(a) For the period from October 1, 2004 (commencement of operations) through April 30, 2005.
(b) Not annualized.
(c) Annualized.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUND, INC.
FINANCIAL HIGHLIGHTS
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each period indicated.

                                                                                       INDIVIDUAL CLASS        INSTITUTIONAL CLASS
                                                                                       ----------------        -------------------
                                                                                         PERIOD ENDED             PERIOD ENDED
                                                                                       APRIL 30, 2005(a)        APRIL 30, 2005(a)
                                                                                       ----------------        -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                        $25.00                  $ 25.00
                                                                                            ------                  -------
INVESTMENT OPERATIONS:
   Net investment income                                                                      0.43(d)                  0.46(d)
   Net realized and unrealized (loss) on investments                                         (0.40)                   (0.40)
                                                                                            ------                  -------
      Total from investment operations                                                        0.03                     0.06
                                                                                            ------                  -------
DISTRIBUTIONS FROM:
   Net investment income                                                                     (0.29)                   (0.32)
   Net realized gains                                                                        (0.01)                   (0.01)
                                                                                            ------                  -------
      Total distributions                                                                    (0.30)                   (0.33)
                                                                                            ------                  -------
NET ASSET VALUE, END OF PERIOD                                                              $24.73                  $ 24.73
                                                                                            ======                  =======
TOTAL RETURN                                                                                  0.14%(b)                 0.25%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, end of period (in 000's)                                                     $3,050                  $92,265
   Ratio of expenses to average net assets                                                    1.07%(c)                 0.82%(c)
   Ratio of net investment income to average net assets                                       2.92%(c)                 3.17%(c)
   Portfolio turnover rate*                                                                  44.13%                   44.13%

(a) For the period from October 1, 2004 (commencement of operations) through April 30, 2005.
(b) Not annualized.
(c) Annualized.
(d) Computed using average shares outstanding throughout the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2005
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

         Steward Domestic All-Cap Equity Fund, and Steward Select Bond Fund ("Funds") are series of Steward Funds, Inc. ("Company") an "open-end diversified management company" registered under the Investment Company Act of 1940 ("1940 Act"). The Company was originally incorporated in Delaware in 1968 and commenced business shortly thereafter as an open-end diversified management company under the 1940 Act. On February 18, 1992, shareholders approved a plan of reorganization pursuant to which the Company became, on May 11, 1992, a Maryland series company, Capstone Fixed Income Series, Inc. The Company's name was changed to Capstone Christian Values Fund on March 13, 2000. On June 3, 2004, the name was changed to Steward Funds, Inc.

         The Funds currently offer two Classes of shares ("Individual Class" and "Institutional Class"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

NOTE 2 - INVESTMENT OBJECTIVES

         The Steward Domestic All-Cap Equity Fund seeks long-term capital appreciation. The Fund invests primarily in common stocks of large, medium and small capitalization companies that represent a broad spectrum of the economy, subject to limitations of the Fund's cultural values policy.

         The Steward Select Bond Fund seeks high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes, subject to limitations of the Fund's cultural values policy.

         The Funds are subject to investment restrictions designed to reflect their cultural values screening policies. The Funds' Board of Directors has appointed an Advisory Committee that consults with the Board regarding the content of the Funds' cultural values screens and their application to the Funds' investment policies, as well as various other philosophical and structural matters concerning the Funds.

NOTE 3 -  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

         The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principals generally accepted in the United States of America.

A) PORTFOLIO VALUATION - Fund investments are recorded at market value. Portfolio securities listed on a national securities exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported mean price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Directors.

B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME - The Funds records portfolio security transactions based on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income for both Funds are declared and paid at least quarterly. For both Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

         Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principals generally accepted in the United States of America. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds.

D) FEDERAL INCOME TAXES - It is each Fund's intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code and to distribute all its taxable income to its shareholders. Accordingly, no provision for federal income tax has been made.

E) ALLOCATION OF EXPENSES - Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Company are allocated among the respective Funds based upon relative net assets or some other reasonable method.

NOTE 4 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

         Capstone Asset Management Company ("CAMCO"), a wholly-owned subsidiary of Capstone Financial Services, Inc. serves as each Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, CAMCO shall have full discretion to manage the assets of the Funds in accordance with their investment objectives. As compensation for its services each Fund pays CAMCO, on a monthly basis, an investment advisory fee.

         The advisory fees for the Domestic All-Cap Equity Fund are calculated at the annual rate of 0.15% on the first $500 million of the Fund's average daily net assets. The rate declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on average daily net assets in excess of $1 billion. For the Select Bond Fund the advisory fees are calculated at the annual rate of 0.25% on the first $500 million of the Fund's average daily net assets. The rate declines to 0.20% on the next $500 million of average daily net assets, and to 0.175% on average daily net assets in excess of $1 billion.

         The Board has retained Steward Fund Consultants, Inc. ("SFC") to serve as an independent source of expertise and education for the Board and the Advisory Committee regarding issues surrounding the cultural values screens. Each of the Funds pays Steward Fund Consultants, Inc. a fee for these services. SFC is a subsidiary of Steward Financial Holdings, Inc., which is wholly owned by the Assemblies of God Foundation. SFC receives fees from the Funds, based on their aggregate average daily net assets, at the maximum rate of 0.10% of the first $200 million of such assets, 0.075% of the next $200 million, 0.06% of the next $200 million, 0.05% of the next $400 million and 0.04% of aggregate assets over $1 billion.

         Pursuant to an Administration Agreement CAMCO supervises all aspects of the Funds' operations. It oversees the performance of administrative and professional services to the Funds by others; provides office facilities; prepares reports to shareholders and the SEC; and provides personnel for supervisory, administrative and clerical functions. For these services, each Fund will pay to CAMCO a fee, calculated daily and payable monthly in arrears, equal to an annual rate of 0.075% of the first $500 million of the Fund's average daily net assets and 0.06% on the next $500 million of such assets and 0.05% on such assets above $1.0 billion.

         BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), serves as the Funds' transfer agency and fund accountant. Under the terms of the Master Service Agreement, BISYS Ohio is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.075% of each Fund's average daily net assets on the first $1 billion of assets. The rate declines to 0.065% on daily average net assets in excess of $1 billion. Additional per annum fees may apply to the Funds as outlined in the Agreement.

NOTE 5 - DISTRIBUTION PLAN

         Capstone Asset Planning Company (the "Distributor"), acts as the principal underwriter of the Funds' shares pursuant to a written Distribution Agreement.

         The Company has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act for each Fund's Individual Class shares, which permits each Fund to compensate the Distributor for its services in connection with the distribution of its Individual Class shares and the provision of certain services to Individual Class shareholders. These services include, but are not limited to, the payment of compensation, including incentive compensation, to securities dealers (which may include the Distributor itself) and other financial institutions and organizations (collectively, "Service Organizations") to obtain various distribution-related and/or administrative services for the Funds. Under the Plan, payments are made to the Distributor at an annual rate of 0.25% of the average net assets of Individual Class shares of each Fund. The Distributor collects the fees under the Plan on a monthly basis.

         Edward L. Jaroski is President and a director of the Company and is President and a director of CAMCO and of the Distributor. Some other officers of the Company are also officers of CAMCO, the Distributor, and their parent, Capstone Financial Services.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

         Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended April 30, 2005 were as follow:

FUND                                                PURCHASES                  SALES
                                                   ------------             -----------
Steward Domestic All-Cap Equity.................   $ 82,866,673             $ 9,825,981
Steward Select Bond .............................   121,651,465              27,748,405

NOTE 7 - CAPITAL SHARE TRANSACTIONS

The Company is authorized to issue 200,000,000 shares of capital stock of $0.001 par value.

         Transactions in shares of capital stock, for the period ended April 30, 2005 was as follows:

                                                                      INDIVIDUAL                            INSTITUTIONAL
                                                                -------------------------              --------------------------
STEWARD DOMESTIC ALL-CAP EQUITY FUND                             SHARES         AMOUNT                  SHARES          AMOUNT
                                                                --------      -----------              ---------      -----------
Issued...................................................        214,894      $ 5,240,484              2,826,355      $70,315,697
Reinvested...............................................            559           14,950                 10,135          270,023
Redeemed.................................................       (101,778)      (2,629,340)              (173,097)      (4,361,851)
                                                                --------      -----------              ---------      -----------
Net increase (decrease)..................................        113,675      $ 2,626,094              2,663,393      $66,223,869
                                                                ========      ===========              =========      ===========
                                                                       INDIVIDUAL                          INSTITUTIONAL
                                                                -------------------------              --------------------------
STEWARD SELECT BOND FUND                                         SHARES          AMOUNT                  SHARES          AMOUNT
                                                                --------       ----------              ----------     -----------
Issued...................................................        160,519       $4,016,567              4,045,935     $100,763,219
Reinvested...............................................          1,717           42,213                 34,336          841,245
Redeemed.................................................        (38,907)        (964,109)              (349,944)      (8,728,597)
                                                                 -------       ----------              ---------     ------------
Net increase (decrease)..................................        123,329       $3,094,671              3,730,327     $ 92,875,867
                                                                 =======       ==========              =========     ============

         A redemption fee is applied to redemptions within 5 days of purchase. The redemption fee will not be applied to redemptions of shares acquired through the reinvestment of dividends or distributions. For purposes of calculating the fee, shares purchased through the reinvestment of dividends and distributions will be redeemed first, followed by shares held the longest. The Funds may waive the fee for redemptions by certain institutional accounts and by certain tax-exempt retirement plans. All redemption fees will be paid to the applicable Fund and will help offset brokerage commissions, odd-lot premiums, and other administrative costs associated with short-term trading. The Funds received no redemption fees for the period ended April 30, 2005.

NOTE 8 - DISTRIBUTION INFORMATION

         The tax character of distributions paid during the period ended April 30, 2005 was as follows:

                                                                                LONG-TERM
                                                      ORDINARY INCOME           CAPITAL GAIN
                                                      ---------------           ------------
Steward Domestic All-Cap ............................    $301,143                    $--
Select Bond Fund....................................      940,522                     --

         Net investment income and realized gains and losses for federal tax purposes differ from that reported in the financial statements because of permanent and temporary book and tax differences.

NOTE 9 - FEDERAL INCOME TAXES

         As of April 30, 2005 the components of distributable earnings and accumulated losses on a tax basis for the Funds were as follows:

                                 UNDISTRIBUTED      UNDISTRIBUTED     UNREALIZED             POST            TOTAL
                                   ORDINARY          LONG-TERM       APPRECIATION/          OCTOBER       DISTRIBUTED     WASH SALEE
                                    INCOME          CAPITAL GAINS   (DEPRECIATION)       CAPITAL LOSS      EARNINGS         LOSSES
                                 -------------      -------------    -------------       ------------     -----------     ---------
Domestic All-Cap Equity Fund....   $386,654             $948           $1,498,220          $      --     $(1,885,882)       $50,547
Select Bond Fund................    347,834               --             (709,544)          (290,389)       (652,099)        32,420

RECLASS OF CAPITAL ACCOUNTS

         In accordance with accounting principles generally accepted in the United States of America, the Funds have made reclassifications among their capital accounts. These reclassifications are intended to adjust the components of the Fund's net assets to reflect the tax character of permanent book/tax differences and have no impact on the net assets or net asset value of the Fund. As of April 30, 2005, the Funds made reclassifications to increase or (decrease) the components of net assets detailed below:

                                         UNDISTRIBUTED NET               ACCUMULATED NET
                                         INVESTMENT INCOME           REALIZED GAINS (LOSSES)        CAPITAL
                                        ------------------           -----------------------       --------
Domestic All-Cap Equity Fund ........       $  4,728                    $     --                   $(4,728)
Select Bond Fund ....................         30,488                     (26,721)                   (3,767)

NOTE 10 - CONTINGENCIES AND COMMITMENTS

         In the normal course of business, the Funds enter into contracts that contain various representations and warrantees and provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

================================================================================
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STEWARD FUNDS, INC.
HOUSTON, TEXAS

We have audited the statements of assets and liabilities, including the schedules of portfolio investments, of Domestic All-Cap Equity Fund and Select Bond Fund, each a series of Steward Funds, Inc., as of April 30, 2005, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from October 1, 2004 (commencement of operations) through April 30, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Domestic All-Cap Equity Fund and Select Bond Fund as of April 30, 2005, the results of their operations, the changes in their net assets, and their financial highlights for the period from October 1, 2004 through April 30, 2005 in conformity with accounting principles generally accepted in the United States of America.

                                 [SIGNATURE OF BRIGGS, BUNTING & DOUGHERTY, LLP]
                                         BRIGGS, BUNTING & DOUGHERTY, LLP

PHILADELPHIA, PENNSYLVANIA
MAY 20, 2005

================================================================================
GENERAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL TAX INFORMATION (UNAUDITED)

         We are required to advise you within 60 days of the funds' fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the funds' period ending April 30, 2005.

         The Funds designate the following eligible distributions for the dividends received deductions for corporations for the period April 30, 2005:

                                                PERCENTAGE
                                                ----------
Domestic All-Cap Equity Fund ................     97.84%
Select Bond Fund ............................      0.00%

         For the period ended April 30, 2005 the following dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Completed information will be reported in conjunction with your 2004 From 1099-DIV.

                                                                          QUALIFIED
                                                                          DIVIDENDS
                                                                             PAID
                                                                          ---------
Domestic All-Cap Equity Fund...........................                    $301,143
Select Bond Fund.......................................                        0.00

PROXY VOTING POLICY AND VOTING RECORDS (UNAUDITED)

         A description of the funds proxy voting policies and procedures, as well as information regarding how the funds voted proxies relating to portfolio securities, during the most recent 12 month period ended April 30, is available
(i) without charge, upon request, by calling 800-262-6631 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE (UNAUDITED)

         Steward Funds, Inc. files a complete Schedule of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available without charge on the Securities and Exchange Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed or for a fee, copied at the Commission's Public Reference Room in Washington, DC. Information of the operations of the Public Reference Room may be obtained by calling 800-SEC-0330.

================================================================================
THE ANNUAL CONSIDERATION BY THE BOARD OF DIRECTORS OF THE INVESTMENT ADVISORY AGREEMENTS BETWEEN THE FUNDS AND CAPSTONE ASSET MANAGEMENT COMPANY AND FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY (UNAUDITED)
--------------------------------------------------------------------------------

         At its meeting held March 1, 2005, the Board of Directors ("Board"), and the independent directors voting separately, unanimously approved (a) the continuation of the investment advisory agreement between Capstone Asset Management Company ("CAMCO") and Steward Funds, Inc. with respect to Steward Domestic All-Cap Equity Fund and Steward Select Bond Fund; (b) the investment advisory contract between Steward Funds, Inc. and Frank Russell Investment Management Company ("FRIMCo") with respect to Steward Multi-Manager Equity Fund ("MME Fund")1; and (c) portfolio management contracts for MME Fund between FRIMCo and each of Alliance Capital Management, L.P.; Ark Asset Management Co., Inc.; Jacobs Levy Equity Management, Inc.; Lord, Abbett & Company; and MFS Investment Management, Inc. ("Money Managers"). In response to requests from counsel, CAMCO and FRIMCo had provided to the directors, in advance of the meeting, information deemed reasonably necessary to assist the directors in their review of the agreements with CAMCO and FRIMCo, and the portfolio management contracts with the Money Managers. The directors had also reviewed a memorandum from counsel discussing their responsibilities in reviewing investment advisory agreements.

         In considering the continuation of the investment advisory agreement with CAMCO, the directors noted that Steward Domestic All-Cap Equity Fund and Steward Select Bond Fund had been in operation only since October 1, 2004. They noted, based on the information provided to them and their experience with these Funds since their inception October 1, 2004, that the operation and growth of each Fund had been as expected and that CAMCO's services to each Fund were fully satisfactory. They determined that investment advisory and administration fee rates for the Funds were low relative to fees for similar services paid by funds deemed to be comparable ("Peer Funds"). They noted that each Fund's expense ratio was low relative to that of the Peer Funds. They also noted that the investment advisory fee rate for each Fund, as well as fees paid to CAMCO for administrative services, would decline as each Fund reached higher asset levels and that these declines should provide each Fund with the benefit of potential economies of scale at higher asset levels. They reviewed CAMCO's soft dollar arrangements and other sources of compensation to CAMCO and its affiliates, including payments under the Funds' Service and Distribution Plans, which were in line with plans of Peer Funds. They also reviewed CAMCO's financial statements. Based on their review, the directors concluded that the information they had reviewed suggested that, in the short period of the Funds' operations, CAMCO's profitability with respect to each Fund was reasonable, although they would continue to monitor this issue as the Funds matured. They also concluded that the fees paid by each Fund to CAMCO for investment advisory services continued to be fair and reasonable and in the best interests of shareholders of each Fund.

         Information relevant to the Board's deliberations regarding the agreements with FRIMCo and the Money Managers was presented to the Board in advance of, and discussed with counsel at, its meetings held May 19, 2004 and November 16, 2004, as well as at the March 1, 2005 meeting. In considering the proposed investment advisory agreement with FRIMCo and the proposed portfolio management agreements with each of the Money Managers, the Board was cognizant of FRIMCo's mode of operation as a manager-of-managers, acting pursuant to exemptive relief from the Securities and Exchange Commission. The Board had also approved MME Fund's participation in the filing of a revised exemptive application that would make this relief available for MME Fund. The relief, when obtained, would permit FRIMCo to retain and replace money managers that are unaffiliated with FRIMCo, and to make changes to portfolio management contracts with such money managers, with Board approval, but without approval of shareholders.

(1) MME Fund has not commenced operations as of the date of the report.

================================================================================
EXPENSE EXAMPLES (UNAUDITED)
--------------------------------------------------------------------------------

         As a shareholder of the Steward Funds, Inc., you incur two types of costs: (1) transaction costs, redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

         The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 through April 30, 2005.

ACTUAL EXPENSES

         The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                     BEGINNING        ENDING              EXPENSE PAID            EXPENSE RATIO
                                                  ACCOUNT VALUE    ACCOUNT VALUE         DURING PERIOD*           DURING PERIOD
                                                     11/1/04          4/30/05          11/1/04 - 4/30/05        11/1/04 - 4/30/05
                                                  -------------    -------------       -----------------       -----------------
Steward Domestic All-Cap Equity Fund
  Individual Class ...........................       $1,000.00        $1,030.00               $6.09                    1.21%
  Institutional Class ........................        1,000.00         1,031.10                5.04                    1.00%
Steward Select Bond Fund
  Individual Class ...........................        1,000.00           999.00                5.25                    1.06%
  Institutional Class ........................        1,000.00         1,000.10                4.12                    0.83%

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

         The table below provides information about hypothetical account values and hypothetical expenses based on each actual expense ratio for the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     BEGINNING        ENDING              EXPENSE PAID            EXPENSE RATIO
                                                  ACCOUNT VALUE    ACCOUNT VALUE         DURING PERIOD*           DURING PERIOD
                                                     11/1/04          4/30/05          11/1/04 - 4/30/05        11/1/04 - 4/30/05
                                                  -------------    -------------       -----------------        -----------------
Steward Domestic All-Cap Equity Fund
  Individual Class ...........................       $1,000.00        $1,018.79               $6.06                    1.21%
  Institutional Class ........................        1,000.00         1,019.84                5.01                    1.00%
Steward Select Bond Fund
  Individual Class ...........................        1,000.00         1,019.54                5.31                    1.06%
  Institutional Class .........................       1,000.00         1,020.68                4.16                    0.83%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

DIRECTORS AND EXECUTIVE OFFICERS (UNAUDITED)

The directors provide overall supervision of the affairs of the Funds. The Funds' directors and executive officers, and their principal occupations for the last five years, are listed below. All persons named as directors also serve in similar capacities for other mutual funds sponsored by the Adviser as indicated below.

                                                         TERM OF OFFICE AND
                                   POSITION(S) HELD        LENGTH OF TIME
NAME, ADDRESS AND AGE                 WITH FUND                SERVED              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------              ----------------      ------------------        -------------------------------------------
INTERESTED DIRECTOR
-------------------

Edward L. Jaroski**                Director, President       From 1998             President and Director of Capstone Asset
5847 San Felipe, Suite 4100        & Chairman of the                               Management Company, Capstone Asset
Houston, TX 77057                  Board                                           Planning Company and Capstone Financial
Age: 58                                                                            Services, Inc.

INDEPENDENT DIRECTORS
---------------------

John R. Parker                     Director                  From 1998             Self-employed Investor Consultant
5847 San Felipe, Suite 4100
Houston, TX 77057
Age: 58

Bernard J. Vaughan                 Director                  From 1998             Retired
200 N. Wynnewood Avenue
#A-112
Wynnewood, PA 19096
Age: 76

James F. Leary                     Director                  From 1998             Financial Consultant; Managing Director of
15851 N. Dallas Parkway                                                            Benefit Capital Southwest
#500
Addison, TX 75001
Age: 74

Leonard B. Melley, Jr.**           Director                  From 2003             CEO/President of Freedom Stores, Inc.
6216 Yadkin Road
Fayetteville, NC 28303
Age: 45

EXECUTIVE OFFICERS
------------------
Dan E. Watson                      Executive Vice            From 1998             Executive Vice President/CIO of Capstone Asset
5847 San Felipe, Suite 4100        President                                       Management Company & Capstone Financial
Houston, TX 77057                                                                  Services, Inc.;Officer of other Capstone Funds
Age: 56

                              NUMBER OF PORTFOLIOS
                                IN FUND COMPLEX                   OTHER
                                  OVERSEEN BY             DIRECTORSHIPS/TRUSTEESHIPS
NAME, ADDRESS AND AGE               DIRECTOR                  HELD BY DIRECTOR
---------------------         --------------------        --------------------------
INTERESTED DIRECTOR
-------------------
Edward L. Jaroski**                     3                         None
5847 San Felipe, Suite 4100
Houston, TX 77057
Age: 58

INDEPENDENT DIRECTORS
---------------------
John R. Parker                          3                         None
5847 San Felipe, Suite 4100
Houston, TX 77057
Age: 58

Bernard J. Vaughan                      3                         None
200 N. Wynnewood Avenue
#A-112
Wynnewood, PA 19096
Age: 76

James F. Leary                          3                 Director-Prospect Street
15851 N. Dallas Parkway                                   High Income Fund and
#500                                                      Prospect Street Income
Addison, TX 75001                                         Fund; Director-Associate
Age: 74                                                   Materials, Inc. (1988-2001);
                                                          Director-Pacesetter
Leonard B. Melley, Jr.**                                  Capital Group
6216 Yadkin Road
Fayetteville, NC 28303                  3                         None
Age: 45

EXECUTIVE OFFICERS
------------------
Dan E. Watson
5847 San Felipe, Suite 4100
Houston, TX 77057                     N/A                        None
Age: 56

                                                         TERM OF OFFICE AND
                                   POSITION(S) HELD        LENGTH OF TIME
NAME, ADDRESS AND AGE                 WITH FUND                SERVED              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------              ----------------      ------------------        -------------------------------------------
Howard S. Potter                   Sr. Vice President         From 1998            Managing Director and Portfolio Manager of
5847 San Felipe, Suite   4100                                                      Capstone Asset Management Company and
Houston, TX 77057                                                                  Capstone Financial Services, Inc.; Officer of
Age:  53                                                                           other Capstone Funds

John R. Wolf                       Sr. Vice President         From 1998            Sr. Vice President/Portfolio Manager of Capstone
5847 San Felipe, Suite   4100                                                      Asset Management Company; Officer of other
Houston, TX 77057                                                                  Capstone Funds
Age:  43

Richard A. Nunn                    Sr. Vice President,        From 2004            Senior Vice President and Chief Compliance
5847 San Felipe, Suite   4100      Secretary, Principal                            Officer of Capstone Asset Management Company
Houston, TX 77057                  Financial Accounting                            and Capstone Asset Planning Company; Officer
Age:  59                           Officer and Chief                               of other Capstone Funds; Vice President
                                   Compliance Officer                              Regulatory Affairs of MGL Consulting
                                                                                   Corporation from 2000.

Kimberly A. Wallis                 Asst. Vice President       From 2004            Asst. Vice President Compliance, Capstone Asset
5847 San Felipe, Suite   4100      Compliance                                      Management Company and Capstone Asset
Houston, TX 77057                                                                  Planning Company; Officer of other Capstone
Age:  37                                                                           Funds; Technical Analyst of Paradigm Trading
                                                                                   from 1999-2002.

Carla Homer                        Treasurer                  From 2004            Treasurer of Capstone Asset Management
5847 San Felipe, Suite   4100                                                      Company; Officer of other Capstone Funds
Houston, TX 77057
Age:  46

Alaina V. Metz                     Asst. Secretary.           From 2004            Vice President, Regulatory Services, BISYS Fund
3435 Stelzer Road                                                                  Services; Officer of other Capstone Funds
Columbus, Ohio 43219
Age:  38

                              NUMBER OF PORTFOLIOS
                                IN FUND COMPLEX                   OTHER
                                  OVERSEEN BY             DIRECTORSHIPS/TRUSTEESHIPS
NAME, ADDRESS AND AGE                DIRECTOR                HELD BY DIRECTOR
---------------------         --------------------        --------------------------
Howard S. Potter                      N/A                          None
5847 San Felipe, Suite
Houston, TX 77057
Age:  53

John R. Wolf                          N/A                          None
5847 San Felipe, Suite
Houston, TX 77057
Age:  43

Richard A. Nunn                       N/A                          None
5847 San Felipe, Suite
Houston, TX 77057
Age:  59

Kimberly A. Wallis                    N/A                          None
5847 San Felipe, Suite
Houston, TX 77057
Age:  37

Carla Homer                           N/A                          None
5847 San Felipe, Suite
Houston, TX 77057
Age:  46

Alaina V. Metz                        N/A                          None
3435 Stelzer Road
Columbus, Ohio 43219
Age:  38

* Mr. Jaroski is an "interested person" of the Steward Funds, Inc. as defined in the Investment Company Act of 1940, because of his position with CAMCO and the Distributor.
**Mr. Melley is married to the sister of Mr. Jaroski's wife.
  Additional information about the Fund's Board of Directors and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800-262-6631.

                         [LOGO OF STEWARD MUTUAL FUNDS]
                                   STEWARD(TM)
                                   -----------
                                  MUTUAL FUNDS

                               STEWARD FUNDS, INC.
================================================================================
                       MANAGING WEALTH, PROTECTING VALUES

                          This annual report is intended for the information of Steward Fund, Inc. shareholders, but may be used with prospective investors when preceded or accompanied by a current prospectus. The prospectus contains important information, including information about the funds' investment objectives, risks, charges and expenses and should be read carefully and considered before investing. THE FIGURES IN THIS REPORT REPRESENT PAST RESULTS WHICH ARE NOT A GUARANTEE OF FUTURE RESULTS. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUNDS WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, WHICH MAY BE LOWER OR HIGHER THAN THAT SHOWN, IS AVAILABLE BY CALLING 1-800-262-6631. Managers' comments are as of April 30, 2005, are subject to change, and may not reflect their current views. This material represents the managers' assessment of their portfolios and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding the Funds or any investment in particular. Any purchase or sale information provided should not be construed as a recommendation to purchase or sell a particular security. There is no assurance, as of the date of printing of this Annual Report, that the securities shown as held as of April 30, 2005 remain in the portfolio.

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

                                                 Distributed by:
                                                 Capstone Asset Planning Company
                                                 5847 San Felipe, Suite 4100
                            [LOGO OF Capstone    Houston, Texas 77057
                              Asset Planning     1-800-262-6631
                                 Company]        info@capstonefinancial.com

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11 (A)(1).

THE REGISTRANT MUST BRIEFLY DESCRIBE THE NATURE OF ANY AMENDMENT, DURING THE PERIOD COVERED BY THE REPORT, TO A PROVISION OF ITS CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY, AND THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM. THE REGISTRANT MUST FILE A COPY OF ANY SUCH AMENDMENT AS AN EXHIBIT PURSUANT TO ITEM 11(A)(1), UNLESS THE REGISTRANT HAS ELECTED TO SATISFY PARAGRAPH (F) OF THIS ITEM BY POSTING ITS CODE OF ETHICS ON ITS WEBSITE PURSUANT TO PARAGRAPH (F)(2) OF THIS ITEM, OR BY UNDERTAKING TO PROVIDE ITS CODE OF ETHICS TO ANY PERSON WITHOUT CHARGE, UPON REQUEST, PURSUANT TO PARAGRAPH (F)(3) OF THIS ITEM.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

        (2) If the registrant provides the disclosure required by paragraph (a)
            (1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)
                    (19)).

        (3) If the registrant provides the disclosure required by paragraph (a)
            (1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS LEONARD B. MELLEY, JR., WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

    FOR THE FISCAL YEARS ENDED APRIL 30, 2004 AND APRIL 30, 2005, BRIGGS BUNTING & DOUGHERTY, LLP BILLED AUDIT FEES TO THE STEWARD FUNDS, INC. OF $10,300 AND $25,000 RESPECTIVELY.

    (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

    NOT APPLICABLE.

    (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

    FOR THE FISCAL YEARS ENDED APRIL 30, 2004 AND APRIL 30, 2005, BRIGGS BUNTING & DOUGHERTY, LLP BILLED TAX FEES TO THE STEWARD FUNDS, INC. OF $1,500 AND $3,000 RESPECTIVELY.

    (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
        (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

    NOT APPLICABLE.

    (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    NOT APPLICABLE.

        (2) Disclose the percentage of services described in each of paragraphs
            (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    FOR THE FISCAL YEARS ENDED APRIL 30, 2004 AND APRIL 30, 2005, 100% OF ALL THE FEES IN PARAGRAPHS (B) THROUGH (D) WERE APPROVED BY THE AUDIT COMMITTEE.

    (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

    NOT APPLICABLE.

    (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

    FOR THE FISCAL YEAR ENDED APRIL 30, 2004 AND APRIL 30, 2005, BRIGGS BUNTING & DOUGHERTY, LLP BILLED CAPSTONE FINANCIAL SERVICES, INC. $33,000 AND $33,000 RESPECTIVELY FOR AUDIT AND TAX SERVICES TO CAPSTONE FINANCIAL SERVICES, INC. (AND ITS WHOLLY-OWNED SUBSIDIARIES CAPSTONE ASSET MANAGEMENT CO. AND CAPSTONE ASSET PLANNING CO.).

    (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

    NOT APPLICABLE.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

    (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section

        3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

    (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

    NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in [section] 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

    NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

    NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

    If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

    NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

    Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

    NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

    (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-23(c) under the Act (17 CFR 270. 30a-32(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

    (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270. 30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

    (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

    (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

    CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

    (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

    NOT APPLICABLE.

    (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

    CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    STEWARD FUNDS, INC.
                -------------------

By : /s/ Edward L. Jaroski
     ---------------------
     Edward L. Jaroski
     President and Chairman of the Board

Date: July 7, 2005

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Edward L. Jaroski
     ---------------------
     Edward L. Jaroski
     President and Chairman of the Board

Date: July 7, 2005

By : /s/ Carla Homer
     ---------------
     Carla Homer
     Treasurer

Date: July 7, 2005